UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o: JPMorgan Chase & Co.
383 Madison Avenue, New York, NY		10179
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	January 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
JANUARY 31, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares ESG Aware Aggressive Allocation ETF | EAOA | Cboe BZX
iShares ESG Aware Conservative Allocation ETF | EAOK | Cboe BZX
iShares ESG Aware Growth Allocation ETF | EAOR | Cboe BZX
iShares ESG Aware Moderate Allocation ETF | EAOM | Cboe BZX

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities
(MSCI Europe, Australasia,
Far East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2023
2023
iShares Semi-Annual Report to Shareholders
4
iShares
®
ESG Aware Aggressive Allocation ETF
Investment Objective
The iShares ESG Aware Aggressive Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent an aggressive risk profile, as represented by the BlackRock ESG
Aware Aggressive Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.44% (8.20)% 8.00% (8.20)% 22.55%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.43 (8.28) 7.99 (8.28) 22.52
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.43 (8.25) 8.08 (8.25) 22.69
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,014.40 $ 0.10 $ 1,000.00 $ 1,025.10 $ 0.10 0.02%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Equity ................................. 52.2%
International Equity ............................... 28.7
Domestic Fixed Income ............................ 19.1
FIVE LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
iShares ESG Aware MSCI USA ETF ..................... 46.5%
iShares ESG Aware MSCI EAFE ETF .................... 20.0
iShares ESG Aware US Aggregate Bond ETF ............... 19.1
iShares ESG Aware MSCI EM ETF ...................... 8.7
iShares ESG Aware MSCI USA Small-Cap ETF ............. 5.7
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2023

Fund Summary
iShares
®
ESG Aware Conservative Allocation ETF
Investment Objective
The iShares ESG Aware Conservative Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a conservative risk profile, as represented by the BlackRock ESG
Aware Conservative Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.03)% (8.32)% 0.41% (8.32)% 1.09%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.08) (8.39) 0.40 (8.39) 1.05
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.02) (8.30) 0.47 (8.30) 1.24
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 989.70 $ 0.30 $ 1,000.00 $ 1,024.90 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Fixed Income ............................ 68.9%
Domestic Equity ................................. 20.1
International Equity ............................... 11.0
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware US Aggregate Bond ETF ............... 68.9%
iShares ESG Aware MSCI USA ETF ..................... 17.8
iShares ESG Aware MSCI EAFE ETF .................... 7.7
iShares ESG Aware MSCI EM ETF ...................... 3.4
iShares ESG Aware MSCI USA Small-Cap ETF ............. 2.2
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2023
2023
iShares Semi-Annual Report To Shareholders
6
iShares
®
ESG Aware Growth Allocation ETF
Investment Objective
The iShares ESG Aware Growth Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a growth risk profile, as represented by the BlackRock ESG Aware
Growth Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45% (8.24)% 4.98% (8.24)% 13.71%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.37 (8.36) 4.95 (8.36) 13.60
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45 (8.25) 5.05 (8.25) 13.86
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,004.50 $ 0.20 $ 1,000.00 $ 1,025.00 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Equity ................................. 39.5%
Domestic Fixed Income ............................ 38.7
International Equity ............................... 21.8
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware US Aggregate Bond ETF ............... 38.7%
iShares ESG Aware MSCI USA ETF ..................... 35.3
iShares ESG Aware MSCI EAFE ETF .................... 15.1
iShares ESG Aware MSCI EM ETF ...................... 6.6
iShares ESG Aware MSCI USA Small-Cap ETF ............. 4.3
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2023

Fund Summary
iShares
®
ESG Aware Moderate Allocation ETF
Investment Objective
The iShares ESG Aware Moderate Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a moderate risk profile, as represented by the BlackRock ESG Aware
Moderate Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.54)% (8.27)% 1.95% (8.27)% 5.23%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.60) (8.32) 1.94 (8.32) 5.20
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.53) (8.28) 2.00 (8.28) 5.36
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 994.60 $ 0.25 $ 1,000.00 $ 1,024.95 $ 0.26 0.05%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Fixed Income ............................ 58.7%
Domestic Equity ................................. 26.7
International Equity ............................... 14.6
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware US Aggregate Bond ETF ............... 58.7%
iShares ESG Aware MSCI USA ETF ..................... 23.8
iShares ESG Aware MSCI EAFE ETF .................... 10.2
iShares ESG Aware MSCI EM ETF ...................... 4.4
iShares ESG Aware MSCI USA Small-Cap ETF ............. 2.9
(a)
Excludes money market funds.

About Fund Performance
2023
iShares Semi-Annual Report to Shareholders
8
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
ESG Aware Aggressive Allocation ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 52.2%
(a)
iShares ESG Aware MSCI USA ETF ....... 114,430 $ 10,326,163
iShares ESG Aware MSCI USA Small-Cap ETF 34,540 1,254,493
11,580,656
Domestic Fixed Income — 19.1%
iShares ESG Aware US Aggregate Bond ETF
(a)
88,028 4,252,632
International Equity — 28.6%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 61,765 4,431,639
iShares ESG Aware MSCI EM ETF
(b)
....... 58,581 1,933,759
6,365,398
Total Long-Term Investments — 99.9%
(Cost: $23,537,454) ............................... 22,198,686
Security Shares Value
Short-Term Securities
Money Market Funds — 4.0%
(a)(c)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.56%
(d)
................... 866,260 $ 866,779
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................... 21,423 21,423
Total Short-Term Securities — 4.0%
(Cost: $888,115) ................................. 888,202
Total Investments — 103.9%
(Cost: $24,425,569) ............................... 23,086,888
Liabilities in Excess of Other Assets — (3.9) % ............. (865,789)
Net Assets — 100.0% ............................... $ 22,221,099
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ — $ 866,490
(a)
$ — $ 202 $ 87 $ 866,779 866,260 $ 1,569
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 20,000 1,423
(a)
— — — 21,423 21,423 504 —
iShares ESG Aware MSCI EAFE
ETF .................. 3,785,623 350,547 (33,213) (9,308) 337,990 4,431,639 61,765 17,781 —
iShares ESG Aware MSCI EM
ETF .................. 1,687,296 195,077 (14,496) (7,431) 73,313 1,933,759 58,581 29,042 —
iShares ESG Aware MSCI USA
ETF .................. 9,687,455 874,147 (83,657) (22,167) (129,615) 10,326,163 114,430 79,036 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 1,139,735 91,717 (28,451) (7,580) 59,072 1,254,493 34,540 9,551 —
iShares ESG Aware US Aggregate
Bond ETF .............. 4,312,148 318,185 (209,029) (44,711) (123,961) 4,252,632 88,028 48,776 —
$ (90,995) $ 216,886 $ 23,086,888 $ 186,259 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
ESG Aware Aggressive Allocation ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 22,198,686 $ — $ — $ 22,198,686
Short-Term Securities
Money Market Funds ...................................... 888,202 — — 888,202
$ 23,086,888 $ — $ — $ 23,086,888

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
ESG Aware Conservative Allocation ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 20.1%
(a)
iShares ESG Aware MSCI USA ETF ....... 14,470 $ 1,305,773
iShares ESG Aware MSCI USA Small-Cap ETF 4,368 158,646
1,464,419
Domestic Fixed Income — 68.8%
iShares ESG Aware US Aggregate Bond ETF
(a)
103,892 5,019,022
International Equity — 11.0%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 7,810 560,367
iShares ESG Aware MSCI EM ETF ........ 7,408 244,539
804,906
Total Long-Term Investments — 99.9%
(Cost: $8,434,486) ................................ 7,288,347
Security Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18%
(a)(b)
.................. 7,163 $ 7,163
Total Short-Term Securities — 0.1%
(Cost: $7,163) ................................... 7,163
Total Investments — 100.0%
(Cost: $8,441,649) ................................ 7,295,510
Other Assets Less Liabilities — 0.0% .................... 231
Net Assets — 100.0% ............................... $ 7,295,741
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
.............. $ — $ — $ (353)
(b)
$ 353 $ — $ — — $ 675 $ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ — 7,163
(b)
— — — 7,163 7,163 193 —
iShares ESG Aware MSCI EAFE
ETF .................. 581,920 20,737 (86,177) (13,412) 57,299 560,367 7,810 2,407 —
iShares ESG Aware MSCI EM
ETF .................. 259,520 15,196 (37,837) (7,451) 15,111 244,539 7,408 3,932 —
iShares ESG Aware MSCI USA
ETF .................. 1,488,596 62,533 (215,742) (25,106) (4,508) 1,305,773 14,470 11,459 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 175,322 2,290 (25,422) (4,188) 10,644 158,646 4,368 1,385 —
iShares ESG Aware US Aggregate
Bond ETF .............. 6,183,545 11,423 (910,222) (183,332) (82,392) 5,019,022 103,892 67,298 —
$ (233,136) $ (3,846) $ 7,295,510 $ 87,349 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
ESG Aware Conservative Allocation ETF
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 7,288,347 $ — $ — $ 7,288,347
Short-Term Securities
Money Market Funds ...................................... 7,163 — — 7,163
$ 7,295,510 $ — $ — $ 7,295,510

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
ESG Aware Growth Allocation ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
.
Security Shares Value
Investment Companies
Domestic Equity — 39.5%
(a)
iShares ESG Aware MSCI USA ETF ....... 64,275 $ 5,800,176
iShares ESG Aware MSCI USA Small-Cap ETF 19,402 704,681
6,504,857
Domestic Fixed Income — 38.7%
iShares ESG Aware US Aggregate Bond ETF
(a)
131,855 6,369,915
International Equity — 21.7%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 34,694 2,489,294
iShares ESG Aware MSCI EM ETF
(b)
....... 32,905 1,086,194
3,575,488
Total Long-Term Investments — 99.9%
(Cost: $16,939,645) ............................... 16,450,260
Security Shares Value
Short-Term Securities
Money Market Funds — 6.8%
(a)(c)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.56%
(d)
................... 1,107,102 $ 1,107,766
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................... 15,768 15,768
Total Short-Term Securities — 6.8%
(Cost: $1,123,423) ................................ 1,123,534
Total Investments — 106.7%
(Cost: $18,063,068) ............................... 17,573,794
Liabilities in Excess of Other Assets — (6.7) % ............. (1,106,516)
Net Assets — 100.0% ............................... $ 16,467,278
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ — $ 1,107,270
(a)
$ — $ 385 $ 111 $ 1,107,766 1,107,102 $ 1,578
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 20,000 — (4,232)
(a)
— — 15,768 15,768 438 —
iShares ESG Aware MSCI EAFE
ETF .................. 1,877,583 967,660 (548,623) 5,523 187,151 2,489,294 34,694 9,811 —
iShares ESG Aware MSCI EM
ETF .................. 837,344 455,007 (246,017) (5,225) 45,085 1,086,194 32,905 16,025 —
iShares ESG Aware MSCI USA
ETF .................. 4,802,786 2,433,180 (1,364,946) 161,605 (232,449) 5,800,176 64,275 45,476 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 565,918 274,916 (166,673) 27,658 2,862 704,681 19,402 5,497 —
iShares ESG Aware US Aggregate
Bond ETF .............. 5,700,450 2,693,310 (1,808,412) (67,090) (148,343) 6,369,915 131,855 71,497 —
$ 122,856 $ (145,583) $ 17,573,794 $ 150,322 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
ESG Aware Growth Allocation ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 16,450,260 $ — $ — $ 16,450,260
Short-Term Securities
Money Market Funds ...................................... 1,123,534 — — 1,123,534
$ 17,573,794 $ — $ — $ 17,573,794

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
ESG Aware Moderate Allocation ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 26.6%
(a)
iShares ESG Aware MSCI USA ETF ....... 13,354 $ 1,205,065
iShares ESG Aware MSCI USA Small-Cap ETF 4,031 146,406
1,351,471
Domestic Fixed Income — 58.7%
iShares ESG Aware US Aggregate Bond ETF
(a)
61,639 2,977,780
International Equity — 14.6%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 7,208 517,174
iShares ESG Aware MSCI EM ETF ........ 6,837 225,689
742,863
Total Long-Term Investments — 99.9%
(Cost: $5,784,766) ................................ 5,072,114
Security Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18%
(a)(b)
.................. 5,073 $ 5,073
Total Short-Term Securities — 0.1%
(Cost: $5,073) ................................... 5,073
Total Investments — 100.0%
(Cost: $5,789,839) ................................ 5,077,187
Other Assets Less Liabilities — 0.0% .................... 213
Net Assets — 100.0% ............................... $ 5,077,400
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
.............. $ — $ — $ (23)
(b)
$ 23 $ — $ — — $ 867 $ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 10,000 — (4,927)
(b)
— — 5,073 5,073 157 —
iShares ESG Aware MSCI EAFE
ETF .................. 462,609 133,759 (124,226) 3,855 41,177 517,174 7,208 2,787 —
iShares ESG Aware MSCI EM
ETF .................. 206,304 63,158 (54,065) 1,680 8,612 225,689 6,837 4,552 —
iShares ESG Aware MSCI USA
ETF .................. 1,183,396 345,262 (294,993) (9,890) (18,710) 1,205,065 13,354 10,967 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 139,444 36,900 (34,471) (1,778) 6,311 146,406 4,031 1,327 —
iShares ESG Aware US Aggregate
Bond ETF .............. 3,160,152 744,267 (813,335) (11,864) (101,440) 2,977,780 61,639 39,462 —
$ (17,974) $ (64,050) $ 5,077,187 $ 60,119 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
ESG Aware Moderate Allocation ETF
16
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 5,072,114 $ — $ — $ 5,072,114
Short-Term Securities
Money Market Funds ...................................... 5,073 — — 5,073
$ 5,077,187 $ — $ — $ 5,077,187

Statements of Assets and Liabilities
(unaudited)

January 31, 2023
17
Financial Statements
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares
ESG Aware
Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................... $ 23,086,888 $ 7,295,510 $ 17,573,794 $ 5,077,187
Receivables: – – – –
Securities lending income — affiliated ........................................ 988 555 1,191 406
Dividends — affiliated ................................................... 73 25 57 18
Total assets ...........................................................
23,087,949 7,296,090 17,575,042 5,077,611
LIABILITIES
Collateral on securities loaned ............................................... 866,490 — 1,107,270 —
Payables: – – – –
Investment advisory fees ................................................. 360 349 494 211
Total liabilities ..........................................................
866,850 349 1,107,764 211
NET ASSETS ..........................................................
$ 22,221,099 $ 7,295,741 $ 16,467,278 $ 5,077,400
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 23,684,614 $ 8,726,853 $ 16,841,642 $ 5,840,546
Accumulated loss ....................................................... (1,463,515) (1,431,112) (374,364) (763,146)
NET ASSETS ..........................................................
$ 22,221,099 $ 7,295,741 $ 16,467,278 $ 5,077,400
NET ASSET VALUE
Shares outstanding ......................................................
750,000 300,000 600,000 200,000
Net asset value .........................................................
$ 29.63 $ 24.32 $ 27.45 $ 25.39
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ............................................ $ 24,425,569 $ 8,441,649 $ 18,063,068 $ 5,789,839
(b)
  Securities loaned, at value — affiliated ....................................... $ 841,260 $ — $ 1,075,301 $ —

Statements of Operations
(unaudited)
Six Months Ended January 31, 2023
2023
iShares Semi-Annual Report to Shareholders
18
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares ESG
Aware Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 184,690 $ 86,674 $ 148,744 $ 59,252
Securities lending income — affiliated — net ................................... 1,569 675 1,578 867
Total investment income ...................................................
186,259 87,349 150,322 60,119
EXPENSES
Investment advisory .................................................... 17,974 7,036 13,178 4,749
Total expenses .........................................................
17,974 7,036 13,178 4,749
Less: – – – –
Investment advisory fees waived ........................................... (15,785) (4,746) (10,493) (3,397)
Total expenses after fees waived .............................................
2,189 2,290 2,685 1,352
Net investment income ....................................................
184,070 85,059 147,637 58,767
REALIZED AND UNREALIZED GAIN (LOSS) $ 125,891 $ (236,982) $ (22,727) $ (82,024)
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (90,995) $ (24,566) $ (63,530) $ (22,409)
In-kind redemptions — affiliated
(a)
......................................... — (208,570) 186,386 4,435
(90,995) (233,136) 122,856 (17,974)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... 216,886 (3,846) (145,583) (64,050)
Net realized and unrealized gain (loss) .........................................
125,891 (236,982) (22,727) (82,024)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 309,961 $ (151,923) $ 124,910 $ (23,257)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares ESG Aware Aggressive Allocation
ETF
iShares ESG Aware Conservative
Allocation ETF
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 184,070 $ 374,326 $ 85,059 $ 442,525
Net realized gain (loss) .................................................... (90,995) 506,060 (233,136) (3,662,192)
Net change in unrealized appreciation (depreciation) ................................ 216,886 (3,163,772) (3,846) (1,382,720)
Net increase (decrease) in net assets resulting from operations ...........................
309,961 (2,283,386) (151,923) (4,602,387)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(182,935) (374,625) (85,790)
(b)
(442,927)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
1,454,858 3,156,575 (1,163,332) 8,147,760
NET ASSETS
Total increase (decrease) in net assets ........................................... 1,581,884 498,564 (1,401,045) 3,102,446
Beginning of period ........................................................
20,639,215 20,140,651 8,696,786 5,594,340
End of period ............................................................
$ 22,221,099 $ 20,639,215 $ 7,295,741 $ 8,696,786
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2023
iShares Semi-Annual Report to Shareholders
20
See notes to financial statements.
iShares ESG Aware Growth Allocation
ETF
iShares ESG Aware Moderate Allocation
ETF
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 147,637 $ 160,841 $ 58,767 $ 91,784
Net realized gain (loss) .................................................... 122,856 (4,367) (17,974) 231,351
Net change in unrealized appreciation (depreciation) ................................ (145,583) (1,174,268) (64,050) (1,005,012)
Net increase (decrease) in net assets resulting from operations ...........................
124,910 (1,017,794) (23,257) (681,877)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(150,118)
(b)
(161,159) (62,299)
(b)
(92,019)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
2,680,125 7,180,313 498 126,056
NET ASSETS
Total increase (decrease) in net assets ........................................... 2,654,917 6,001,360 (85,058) (647,840)
Beginning of period ........................................................
13,812,361 7,811,001 5,162,458 5,810,298
End of period ............................................................
$ 16,467,278 $ 13,812,361 $ 5,077,400 $ 5,162,458
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares ESG Aware Aggressive Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ............................................
$ 29.48  $ 33.57  $ 26.74  $ 25.32
Net investment income
(b)
....................................................
0.26  0.58  0.49  0.10
Net realized and unrealized gain (loss)
(c)
..........................................
0.15  (4.10) 6.78  1.44
Net increase (decrease) from investment operations ................................... 0.41  (3.52) 7.27  1.54
Distributions from net investment income
(d)
.......................................... (0.26) (0.57) (0.44) (0.12)
Net asset value, end of period ................................................. $ 29.63  $ 29.48  $ 33.57  $ 26.74
Total Return
(e)
1.44% — — —
Based on net asset value ..................................................... 1.44%
(f)
(10.57)% 27.32% 6.10%
(f)
Ratios to Average Net Assets
(g)
Total expenses ............................................................
0.18%
(h)
0.18% 0.18% 0.18%
(h)
Total expenses after fees waived ................................................
0.02%
(h)
0.02% 0.02% 0.03%
(h)
Net investment income .......................................................
1.84%
(h)
1.81% 1.53% 2.74%
(h)
Supplemental Data
Net assets, end of period (000) ................................................. $ 22,221  $ 20,639  $ 20,141  $ 4,011
Portfolio turnover rate
(i)
....................................................... 2% 2% 5% 0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
(j)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
22
iShares ESG Aware Conservative Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ...........................................
$ 24.85  $ 27.97  $ 25.95  $ 25.14
Net investment income
(b)
...................................................
0.26  0.38  0.33  0.06
Net realized and unrealized gain (loss)
(c)
.........................................
(0.53) (3.06) 2.05  0.82
Net increase (decrease) from investment operations .................................. (0.27) (2.68) 2.38  0.88
Distributions
(d)
– – – –
From net investment income ................................................
(0.26)
(e)
(0.44) (0.36) (0.07)
Return of capital ......................................................... —  —  —  (0.00)
(f)
Total distributions ......................................................... (0.26) (0.44) (0.36) (0.07)
Net asset value, end of period ................................................ $ 24.32  $ 24.85  $ 27.97  $ 25.95
Total Return
(g)
(1.03)% — — —
Based on net asset value .................................................... (1.03)%
(h)
(9.65)% 9.23% 3.50%
(h)
Ratios to Average Net Assets
(i)
Total expenses ...........................................................
0.18%
(j)
0.18% 0.18% 0.18%
(j)
Total expenses after fees waived ...............................................
0.06%
(j)
0.06% 0.06% 0.06%
(j)
Net investment income ......................................................
2.18%
(j)
1.41% 1.21% 1.63%
(j)
Supplemental Data
Net assets, end of period (000) ................................................ $ 7,296  $ 8,697  $ 5,594  $ 3,893
Portfolio turnover rate
(k)
...................................................... 1% 3% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Rounds to less than $0.01.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
23
Financial Highlights
iShares ESG Aware Growth Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ............................................
$ 27.62  $ 31.24  $ 26.43  $ 25.25
Net investment income
(b)
....................................................
0.27  0.50  0.40  0.08
Net realized and unrealized gain (loss)
(c)
..........................................
(0.16) (3.64) 4.81  1.20
Net increase (decrease) from investment operations ................................... 0.11  (3.14) 5.21  1.28
Distributions from net investment income
(d)
.......................................... (0.28)
(e)
(0.48) (0.40) (0.10)
Net asset value, end of period ................................................. $ 27.45  $ 27.62  $ 31.24  $ 26.43
Total Return
(f)
0.45% — — —
Based on net asset value ..................................................... 0.45%
(g)
(10.11)% 19.83% 5.08%
(g)
Ratios to Average Net Assets
(h)
Total expenses ............................................................
0.18%
(i)
0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ................................................
0.04%
(i)
0.04% 0.03% 0.04%
(i)
Net investment income .......................................................
2.01%
(i)
1.68% 1.37% 2.29%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 16,467  $ 13,812  $ 7,811  $ 3,965
Portfolio turnover rate
(j)
....................................................... 2% 4% 15% 0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
(k)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
24
iShares ESG Aware Moderate Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ...........................................
$ 25.81  $ 29.05  $ 26.11  $ 25.18
Net investment income
(b)
...................................................
0.28  0.42  0.35  0.06
Net realized and unrealized gain (loss)
(c)
.........................................
(0.43) (3.25) 2.96  0.95
Net increase (decrease) from investment operations .................................. (0.15) (2.83) 3.31  1.01
Distributions
(d)
– – – –
From net investment income ................................................
(0.27)
(e)
(0.41) (0.37) (0.08)
Return of capital ......................................................... —  —  —  (0.00)
(f)
Total distributions ......................................................... (0.27) (0.41) (0.37) (0.08)
Net asset value, end of period ................................................ $ 25.39  $ 25.81  $ 29.05  $ 26.11
Total Return
(g)
(0.54)% — — —
Based on net asset value .................................................... (0.54)%
(h)
(9.79)% 12.76% 4.02%
(h)
Ratios to Average Net Assets
(i)
Total expenses ...........................................................
0.18%
(j)
0.18% 0.18% 0.18%
(j)
Total expenses after fees waived ...............................................
0.05%
(j)
0.05% 0.05% 0.05%
(j)
Net investment income ......................................................
2.23%
(j)
1.51% 1.25% 1.82%
(j)
Supplemental Data
Net assets, end of period (000) ................................................ $ 5,077  $ 5,162  $ 5,810  $ 3,917
Portfolio turnover rate
(k)
...................................................... 2% 15% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Rounds to less than $0.01.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining
iShares ETF
Diversification
Classification
ESG Aware Aggressive Allocation .......................................................................................... Diversified
ESG Aware Conservative Allocation ........................................................................................ Diversified
ESG Aware Growth Allocation ............................................................................................ Diversified
ESG Aware Moderate Allocation ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
26
the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
ESG Aware Aggressive Allocation
J.P. Morgan Securities LLC ............................... $ 841,260 $ (841,260) $ – $ –
ESG Aware Growth Allocation
Barclays Bank PLC ..................................... $ 89,094 $ (89,094) $ – $ –
J.P. Morgan Securities LLC ............................... 986,207 (986,207) – –
$ 1,075,301 $ (1,075,301) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2025, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
ESG Aware Aggressive Allocation ....................................................................................... 0.18%
ESG Aware Conservative Allocation ..................................................................................... 0.18
ESG Aware Growth Allocation ......................................................................................... 0.18
ESG Aware Moderate Allocation ........................................................................................ 0.18
iShares ETF Amounts Waived
ESG Aware Aggressive Allocation .......................................................................................... $ 15,785
ESG Aware Conservative Allocation ........................................................................................ 4,746
ESG Aware Growth Allocation ............................................................................................ 10,493
ESG Aware Moderate Allocation ........................................................................................... 3,397

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
28
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2023, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
iShares ETF Amounts
ESG Aware Aggressive Allocation .............................................................................................. $ 335
ESG Aware Conservative Allocation ............................................................................................ 143
ESG Aware Growth Allocation ................................................................................................ 344
ESG Aware Moderate Allocation ............................................................................................... 187
iShares ETF Purchases Sales
ESG Aware Aggressive Allocation ........................................................................... $ 376,171 $ 368,844
ESG Aware Conservative Allocation ......................................................................... 112,179 113,982
ESG Aware Growth Allocation ............................................................................. 296,872 286,086
ESG Aware Moderate Allocation ............................................................................ 111,903 108,653
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware Aggressive Allocation ........................................................................... $ 1,453,501 $ —
ESG Aware Conservative Allocation ......................................................................... — 1,161,418
ESG Aware Growth Allocation ............................................................................. 6,527,200 3,848,585
ESG Aware Moderate Allocation ............................................................................ 1,211,441 1,212,435
iShares ETF Amounts
ESG Aware Aggressive Allocation ............................................................................................. $ 33,156
ESG Aware Conservative Allocation ........................................................................................... 48,055
ESG Aware Growth Allocation ............................................................................................... 5,465
ESG Aware Moderate Allocation .............................................................................................. 28,988
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware Aggressive Allocation ...................................... $ 24,427,387 $ 87 $ (1,340,586) $ (1,340,499)
ESG Aware Conservative Allocation ..................................... 8,444,700 – (1,149,190) (1,149,190)
ESG Aware Growth Allocation ......................................... 18,063,068 111,873 (601,147) (489,274)
ESG Aware Moderate Allocation ....................................... 5,789,839 – (712,652) (712,652)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
ESG Aware Aggressive Allocation
Shares sold 50,000 $ 1,454,858 150,000 $ 4,873,742
Shares redeemed — — (50,000) (1,717,167)
50,000 $ 1,454,858 100,000 $ 3,156,575
ESG Aware Conservative Allocation
Shares sold — $ — 1,450,000 $ 40,573,011
Shares redeemed (50,000) (1,163,332) (1,300,000) (32,425,251)
(50,000) $ (1,163,332) 150,000 $ 8,147,760
ESG Aware Growth Allocation
Shares sold 250,000 $ 6,539,588 250,000 $ 7,180,313
Shares redeemed (150,000) (3,859,463) — —
100,000 $ 2,680,125 250,000 $ 7,180,313
ESG Aware Moderate Allocation
Shares sold 50,000 $ 1,214,151 100,000 $ 2,837,198
Shares redeemed (50,000) (1,213,653) (100,000) (2,711,142)
— $ 498 — $ 126,056

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
30
fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Statement Regarding Liquidity Risk Management Program
(unaudited)

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware Aggressive Allocation ETF, iShares ESG Aware Conservative Allocation ETF, iShares ESG Aware
Growth Allocation ETF and iShares ESG Aware Moderate Allocation ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
2023
iShares Semi-Annual Report to Shareholders
32
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2023
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG Aware Conservative Allocation
(a)
........ $ 0.257907 $ — $ 0.003552 $ 0.261459 99% —% 1% 100%
ESG Aware Growth Allocation
(a)
............ 0.277610 — 0.006593 0.284203 98 — 2 100
ESG Aware Moderate Allocation
(a)
........... 0.256585 — 0.014915 0.271500 95 — 5 100
(a)
Each Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in each Fund is returned to the shareholder. A return of capital does not necessarily reflect each Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce each Fund’s net asset value per share.

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2022
iShares Semi-Annual Report to Shareholders
34
Portfolio Abbre viation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

iS-SAR-716-0123
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX
iShares MSCI USA Small-Cap Multifactor ETF | SMLF | NYSE Arca
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities
(MSCI Europe, Australasia,
Far East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2023
2023
iShares Semi-Annual Report To Shareholders

iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Investment Objective
The  iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility
(USD) Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was September 7, 2016. The first day of secondary market trading was September 9, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.65% 0.55% 5.78% 7.55% 0.55% 32.45% 59.36%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.72 0.63 5.79 7.56 0.63 32.52 59.44
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.60 0.56 5.96 7.74 0.56 33.57 61.13
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,016.50 $ 1.02 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 19.7%
Health Care .................................... 18.8
Industrials ...................................... 12.9
Consumer Discretionary ............................ 8.6
Consumer Staples ................................ 8.4
Utilities ........................................ 7.7
Information Technology ............................. 7.5
Materials ...................................... 6.6
Communication Services ............................ 5.7
Real Estate ..................................... 2.7
Energy ........................................ 1.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Royal Gold, Inc. ................................... 1.8%
Landstar System, Inc. ............................... 1.5
United Therapeutics Corp. ............................ 1.4
Murphy USA, Inc. ................................. 1.4
Flowers Foods, Inc. ................................ 1.4
Chemed Corp. .................................... 1.3
FTI Consulting, Inc. ................................ 1.3
IDACORP, Inc. ................................... 1.3
Service Corp. International ........................... 1.2
Hanover Insurance Group, Inc. (The) .................... 1.2
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2023

Fund Summary
iShares
®
MSCI USA Small-Cap Multifactor ETF
Investment Objective
The iShares MSCI USA Small-Cap Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the
Fund may or may not hold all of the securities that are included in the Index.
On December 12, 2022, the Board approved a proposal to change the Fund's index to STOXX U.S. Small-Cap Equity Factor Index and change the name of the Fund to
iShares U.S. Small-Cap Equity Factor ETF. These changes became effective on March 1, 2023.
Performance
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.11% 3.26% 7.46% 9.19% 3.26% 43.31% 97.86%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.07 3.37 7.43 9.17 3.37 43.08 97.70
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.26 3.56 7.80 9.56 3.56 45.60 103.05
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,061.10 $ 1.35 $ 1,000.00 $ 1,023.89 $ 1.33 0.26%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 18.1%
Information Technology ............................. 16.9
Financials ...................................... 16.3
Industrials ...................................... 15.5
Consumer Discretionary ............................ 10.8
Energy ........................................ 7.9
Materials ...................................... 4.4
Real Estate ..................................... 4.2
Consumer Staples ................................ 3.0
Communication Services ............................ 2.6
Utilities ........................................ 0.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
United Therapeutics Corp. ............................ 1.2%
Jabil, Inc. ....................................... 1.1
Unum Group ..................................... 1.0
Jones Lang LaSalle, Inc. ............................. 1.0
Acadia Healthcare Co., Inc. ........................... 0.9
Jefferies Financial Group, Inc. ......................... 0.9
Ciena Corp. ..................................... 0.8
Chemed Corp. .................................... 0.8
Matador Resources Co. ............................. 0.8
PDC Energy, Inc. .................................. 0.8
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2023
2023
iShares Semi-Annual Report To Shareholders

iShares
®
U.S. Equity Factor ETF
Investment Objective
The iShares U.S. Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the STOXX U.S. Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
Index performance through May 31, 2022 reflects the performance of the MSCI USA Diversified Multiple-Factor Index. Index performance beginning on June 01, 2022 reflects the performance of the STOXX U.S. Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% (3.64)% 6.62% 8.59% (3.64)% 37.80% 89.60%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.01 (3.63) 6.63 8.59 (3.63) 37.85 89.66
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.02 (3.60) 6.80 8.81 (3.60) 38.97 92.46
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,010.00 $ 0.41 $ 1,000.00 $ 1,024.80 $ 0.41 0.08%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 27.9%
Health Care .................................... 14.5
Financials ...................................... 13.8
Consumer Discretionary ............................ 11.1
Consumer Staples ................................ 7.2
Industrials ...................................... 6.8
Communication Services ............................ 6.0
Energy ........................................ 4.8
Utilities ........................................ 3.1
Real Estate ..................................... 2.6
Materials ...................................... 2.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 5.8%
Microsoft Corp. ................................... 5.1
Amazon.com, Inc. ................................. 2.1
Alphabet, Inc., Class C .............................. 1.8
Procter & Gamble Co. (The) .......................... 1.6
UnitedHealth Group, Inc. ............................. 1.4
JPMorgan Chase & Co. ............................. 1.4
Johnson & Johnson ................................ 1.4
NVIDIA Corp. .................................... 1.2
Visa, Inc., Class A ................................. 1.1
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2023

Fund Summary
iShares
®
U.S. Tech Breakthrough Multisector ETF
Investment Objective
The iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology, as represented by the NYSE
®
FactSet
®
U.S. Tech Breakthrough Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was January 8, 2020. The first day of secondary market trading was January 10, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.08)% (17.72)% 7.38% (17.72)% 24.40%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.12) (17.68) 7.37 (17.68) 24.35
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08 (17.49) 7.73 (17.49) 25.60
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 999.20 $ 1.51 $ 1,000.00 $ 1,023.69 $ 1.53 0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 65.1%
Communication Services ............................ 11.8
Health Care .................................... 10.7
Consumer Discretionary ............................ 7.4
Real Estate ..................................... 2.7
Industrials ...................................... 1.8
Financials ...................................... 0.4
Materials ...................................... 0.1
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Meta Platforms, Inc., Class A .......................... 4.6%
NVIDIA Corp. .................................... 4.5
Salesforce, Inc. ................................... 4.4
Amazon.com, Inc. ................................. 4.2
Regeneron Pharmaceuticals, Inc. ....................... 3.8
Alphabet, Inc., Class A .............................. 3.8
Apple, Inc. ...................................... 3.8
Microsoft Corp. ................................... 3.7
Oracle Corp. ..................................... 3.7
Moderna, Inc. .................................... 3.5
(a)
Excludes money market funds.

About Fund Performance
2023
iShares Semi-Annual Report to Shareholders

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 41,039 $ 2,294,901
AerSale Corp.
(a)
.................... 31,257 581,693
BWX Technologies, Inc. .............. 49,687 3,023,951
National Presto Industries, Inc. .......... 12,686 971,874
Parsons Corp.
(a)
.................... 14,751 641,964
7,514,383
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.
(a)(b)
..... 20,016 566,653
Atlas Air Worldwide Holdings, Inc.
(a)
...... 14,253 1,456,799
Forward Air Corp. .................. 5,387 580,988
Hub Group, Inc., Class A
(a)
............. 21,872 1,865,026
4,469,466
Auto Components — 1.1%
Dorman Products, Inc.
(a)(b)
............. 46,152 4,479,513
Gentex Corp. ..................... 122,370 3,611,139
Standard Motor Products, Inc. .......... 23,627 955,948
9,046,600
Banks — 9.9%
Amalgamated Financial Corp. .......... 30,871 708,489
Arrow Financial Corp. ................ 40,765 1,341,576
Bank First Corp. ................... 17,702 1,413,682
Bank of Marin Bancorp ............... 25,934 790,209
Brookline Bancorp, Inc. ............... 36,696 479,984
Byline Bancorp, Inc. ................. 42,361 1,050,553
Cambridge Bancorp ................. 16,346 1,307,680
Camden National Corp. .............. 35,188 1,485,989
Capital City Bank Group, Inc. ........... 32,896 1,068,133
City Holding Co. ................... 28,295 2,682,083
Commerce Bancshares, Inc. ........... 70,814 4,713,380
Community Bank System, Inc. .......... 5,186 299,284
Community Trust Bancorp, Inc. ......... 38,825 1,672,581
CrossFirst Bankshares , Inc.
(a)
........... 107,039 1,445,027
CVB Financial Corp. ................. 275,123 6,663,479
Eastern Bankshares , Inc. ............. 329,648 5,330,408
Equity Bancshares, Inc., Class A ........ 32,818 979,617
Farmers National Banc Corp. ........... 73,928 1,063,085
First Bancshares, Inc. (The) ............ 50,981 1,562,568
First Financial Corp. ................. 28,552 1,282,556
First Interstate BancSystem , Inc., Class A .. 20,949 751,650
First Mid Bancshares, Inc. ............. 20,081 645,203
First of Long Island Corp. (The) ......... 59,411 1,049,198
Five Star Bancorp .................. 29,714 801,089
Flushing Financial Corp. .............. 65,893 1,264,487
German American Bancorp, Inc. ......... 54,384 2,094,872
Great Southern Bancorp, Inc. ........... 24,074 1,406,885
HarborOne Bancorp, Inc. ............. 101,894 1,389,834
Lakeland Financial Corp. .............. 28,570 2,020,185
Mid Penn Bancorp, Inc. ............... 32,896 1,035,237
NBT Bancorp, Inc. .................. 82,441 3,240,756
Nicolet Bankshares , Inc.
(a)(b)
............ 22,285 1,624,354
Northwest Bancshares, Inc. ............ 219,866 3,108,905
Origin Bancorp, Inc. ................. 46,791 1,754,662
Park National Corp. ................. 30,647 3,838,537
Seacoast Banking Corp. of Florida ....... 1,035 33,234
SmartFinancial , Inc. ................. 36,594 986,940
South Plains Financial, Inc. ............ 28,941 813,242
Stellar Bancorp, Inc. ................. 93,567 2,630,168
Stock Yards Bancorp, Inc. ............. 54,703 3,279,992
TriCo Bancshares .................. 49,264 2,490,295
Trustmark Corp. ................... 7,268 211,644
Umpqua Holdings Corp. .............. 59,722 1,086,940
Security
Shares
Shares Value
Banks (continued)
Univest Financial Corp. ............... 67,143 $ 1,822,932
Washington Trust Bancorp, Inc. ......... 40,181 1,718,541
Westamerica BanCorp ............... 52,026 2,890,565
81,330,710
Biotechnology — 8.7%
(a)
2seventy bio, Inc. ................... 37,466 509,538
Albireo Pharma, Inc. ................. 35,535 1,586,993
Alkermes plc
(b)
..................... 330,667 9,470,303
AnaptysBio , Inc. ................... 34,349 854,947
Anika Therapeutics, Inc. .............. 29,554 916,469
Arcutis Biotherapeutics , Inc.
(b)
.......... 33,806 560,165
Eagle Pharmaceuticals, Inc. ........... 24,165 820,160
Enanta Pharmaceuticals, Inc. ........... 39,719 2,120,200
Exelixis , Inc. ...................... 439,929 7,751,549
Halozyme Therapeutics, Inc. ........... 121,721 6,301,496
HilleVax , Inc. ...................... 23,921 409,049
Ideaya Biosciences, Inc. .............. 23,477 399,813
Ionis Pharmaceuticals, Inc. ............ 116,872 4,659,687
Ironwood Pharmaceuticals, Inc. ......... 277,628 3,198,275
iTeos Therapeutics, Inc.
(b)
............. 39,438 824,254
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 49,391 714,194
Madrigal Pharmaceuticals, Inc.
(b)
........ 7,323 2,110,855
Mirum Pharmaceuticals, Inc. ........... 20,853 489,628
ProKidney Corp.
(b)
.................. 61,965 646,295
PTC Therapeutics, Inc.
(b)
.............. 51,624 2,369,025
Sarepta Therapeutics, Inc.
(b)
........... 13,957 1,744,206
Syndax Pharmaceuticals, Inc. .......... 76,558 2,197,215
Travere Therapeutics, Inc.
(b)
............ 101,447 2,272,413
United Therapeutics Corp. ............. 45,324 11,927,917
Vanda Pharmaceuticals, Inc. ........... 113,866 874,491
Vera Therapeutics, Inc.
(b)
.............. 30,485 258,513
Vir Biotechnology, Inc. ............... 57,254 1,691,856
Xencor , Inc.
(b)
..................... 114,172 3,758,542
71,438,048
Building Products — 0.5%
AAON, Inc. ....................... 5,258 401,291
CSW Industrials, Inc. ................ 29,331 3,965,844
4,367,135
Capital Markets — 1.8%
Diamond Hill Investment Group, Inc. ...... 6,470 1,219,142
Freedom Holding Corp.
(a)(b)
............ 35,011 2,254,709
Houlihan Lokey , Inc. ................. 45,385 4,496,292
PJT Partners, Inc., Class A ............ 41,301 3,305,319
Virtu Financial, Inc., Class A ............ 177,265 3,422,987
14,698,449
Chemicals — 1.8%
Ashland, Inc. ...................... 20,000 2,185,400
Balchem Corp. .................... 36,355 4,749,054
NewMarket Corp. ................... 15,118 5,208,302
Stepan Co. ....................... 21,892 2,404,617
14,547,373
Commercial Services & Supplies — 1.2%
Brady Corp., Class A, NVS ............ 45,725 2,444,916
Casella Waste Systems, Inc., Class A
(a)
.... 47,644 3,817,237
Ennis, Inc. ....................... 52,046 1,105,457
UniFirst Corp. ..................... 11,600 2,301,904
9,669,514
Communications Equipment — 1.0%
ADTRAN Holdings, Inc. .............. 19,549 368,889
Lumentum Holdings, Inc.
(a)
............ 7,317 440,337
NETGEAR, Inc.
(a)
................... 44,409 886,848

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NetScout Systems, Inc.
(a)
............. 95,671 $ 3,071,039
Viavi Solutions, Inc.
(a)
................ 338,519 3,825,265
8,592,378
Construction & Engineering — 0.7%
Argan , Inc. ....................... 29,017 1,131,373
MDU Resources Group, Inc. ........... 139,964 4,326,287
5,457,660
Consumer Finance — 0.2%
PRA Group, Inc.
(a)
.................. 45,385 1,826,292
Containers & Packaging — 2.0%
AptarGroup, Inc. ................... 47,309 5,470,813
Silgan Holdings, Inc. ................. 113,055 6,092,534
Sonoco Products Co. ................ 77,234 4,719,769
16,283,116
Diversified Consumer Services — 3.2%
Frontdoor , Inc.
(a)(b)
.................. 29,008 788,438
Graham Holdings Co., Class B .......... 4,081 2,666,158
Grand Canyon Education, Inc.
(a)(b)
........ 44,726 5,213,263
H&R Block, Inc. .................... 90,138 3,513,579
Laureate Education, Inc. .............. 283,899 3,117,211
Perdoceo Education Corp.
(a)
........... 54,987 823,155
Service Corp. International ............ 134,956 10,006,987
26,128,791
Diversified Telecommunication Services — 1.6%
Anterix , Inc.
(a)
..................... 27,483 991,312
ATN International, Inc. ............... 22,270 1,088,558
Cogent Communications Holdings, Inc. .... 84,471 5,792,177
EchoStar Corp., Class A
(a)(b)
............ 37,327 698,388
Frontier Communications Parent, Inc.
(a)(b)
... 117,531 3,480,093
Iridium Communications, Inc.
(a)
.......... 9,417 563,513
Radius Global Infrastructure, Inc., Class A
(a)(b)
38,154 513,934
13,127,975
Electric Utilities — 3.6%
IDACORP, Inc. .................... 99,307 10,507,674
MGE Energy, Inc. ................... 43,490 3,179,554
PNM Resources, Inc. ................ 167,778 8,301,655
Portland General Electric Co. ........... 162,672 7,739,934
29,728,817
Electronic Equipment, Instruments & Components — 1.2%
Insight Enterprises, Inc.
(a)(b)
............ 5,222 588,624
National Instruments Corp. ............ 10,217 551,718
OSI Systems, Inc.
(a)
................. 32,348 3,063,679
Rogers Corp.
(a)
.................... 37,786 5,274,548
9,478,569
Entertainment — 1.9%
Liberty Media Corp.-Liberty Braves, Class A
(a)
17,208 604,517
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 79,537 2,758,343
Madison Square Garden Sports Corp. ..... 29,739 5,407,740
World Wrestling Entertainment, Inc., Class A 82,781 7,004,928
15,775,528
Equity Real Estate Investment Trusts (REITs) — 2.6%
Agree Realty Corp. ................. 70,985 5,297,611
Alexander's, Inc. ................... 5,052 1,198,739
Americold Realty Trust, Inc. ............ 64,969 2,040,676
Centerspace ...................... 8,970 606,551
Easterly Government Properties, Inc.
(b)
.... 178,299 2,895,576
Elme Communities .................. 36,779 706,157
Equity Commonwealth ............... 224,091 5,718,802
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Indus Realty Trust, Inc. ............... 8,283 $ 530,940
NETSTREIT Corp. .................. 101,344 2,040,055
21,035,107
Food & Staples Retailing — 3.0%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 87,070 6,309,963
Casey's General Stores, Inc. ........... 10,840 2,557,264
Grocery Outlet Holding Corp.
(a)
.......... 37,905 1,151,933
Ingles Markets, Inc., Class A ........... 27,487 2,611,265
SpartanNash Co. ................... 70,538 2,234,644
Sprouts Farmers Market, Inc.
(a)
.......... 212,089 6,776,243
Weis Markets, Inc.
(b)
................. 32,490 2,805,187
24,446,499
Food Products — 4.9%
Cal-Maine Foods, Inc. ................ 75,764 4,335,216
Flowers Foods, Inc.
(b)
................ 412,600 11,424,894
Hostess Brands, Inc.
(a)
............... 151,078 3,494,434
J & J Snack Foods Corp. .............. 7,415 1,062,570
John B Sanfilippo & Son, Inc. ........... 18,043 1,524,814
Lancaster Colony Corp. .............. 38,355 7,360,708
Post Holdings, Inc.
(a)
................. 24,857 2,360,172
Seaboard Corp. .................... 454 1,779,907
Seneca Foods Corp., Class A
(a)
......... 12,017 751,062
Tootsie Roll Industries, Inc. ............ 32,094 1,435,565
TreeHouse Foods, Inc.
(a)
.............. 101,539 4,917,534
40,446,876
Gas Utilities — 1.8%
Chesapeake Utilities Corp. ............ 9,724 1,226,002
Northwest Natural Holding Co. .......... 16,009 802,691
ONE Gas, Inc. ..................... 45,333 3,733,626
South Jersey Industries, Inc. ........... 135,318 4,883,627
Spire, Inc. ........................ 41,328 2,984,708
Star Group LP ..................... 66,712 797,208
14,427,862
Health Care Equipment & Supplies — 0.8%
Atrion Corp. ...................... 2,826 1,942,310
Meridian Bioscience, Inc.
(a)
............ 86,875 2,951,144
QuidelOrtho Corp.
(a)(b)
................ 23,487 2,010,722
6,904,176
Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc.
(a)
........... 10,092 847,930
AMN Healthcare Services, Inc.
(a)
......... 9,561 916,326
Chemed Corp. ..................... 21,990 11,108,029
CorVel Corp.
(a)
..................... 17,397 3,099,450
HealthEquity , Inc.
(a)
.................. 42,912 2,611,195
LHC Group, Inc.
(a)
.................. 34,475 5,467,735
National HealthCare Corp. ............. 30,148 1,795,012
National Research Corp. .............. 30,386 1,410,518
Option Care Health, Inc.
(a)
............. 78,470 2,265,429
Patterson Cos., Inc. ................. 176,354 5,324,127
Pediatrix Medical Group, Inc.
(a)
.......... 29,203 448,266
Premier, Inc., Class A ................ 239,961 8,005,099
43,299,116
Health Care Technology — 0.8%
(a)
Computer Programs & Systems, Inc. ...... 28,300 831,454
HealthStream , Inc. .................. 49,290 1,191,832
NextGen Healthcare, Inc. ............. 116,392 2,213,776
Veradigm , Inc.
(b)
.................... 119,497 2,140,191
6,377,253
Hotels, Restaurants & Leisure — 0.4%
Papa John's International, Inc. .......... 34,023 3,051,523

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 0.2%
Helen of Troy Ltd.
(a)
................. 12,955 $ 1,465,340
Household Products — 0.5%
Reynolds Consumer Products, Inc. ....... 127,608 3,798,890
Insurance — 6.2%
AMERISAFE, Inc. .................. 42,634 2,348,281
Axis Capital Holdings Ltd. ............. 101,961 6,379,700
Donegal Group, Inc., Class A ........... 47,403 719,578
Employers Holdings, Inc. .............. 50,700 2,224,209
Enstar Group Ltd.
(a)(b)
................ 22,961 5,563,450
Hanover Insurance Group, Inc. (The) ..... 71,867 9,671,861
Mercury General Corp. ............... 59,929 2,141,263
ProAssurance Corp. ................. 61,078 1,184,302
RenaissanceRe Holdings Ltd. .......... 31,347 6,134,295
RLI Corp. ........................ 4,083 540,793
Safety Insurance Group, Inc. ........... 28,010 2,363,764
Selective Insurance Group, Inc. ......... 42,090 3,998,550
White Mountains Insurance Group Ltd.
(b)
... 5,174 7,905,665
51,175,711
Interactive Media & Services — 0.1%
Ziff Davis, Inc.
(a)(b)
................... 4,731 423,330
Internet & Direct Marketing Retail — 0.1%
PetMed Express, Inc. ................ 43,679 938,225
IT Services — 3.4%
Cass Information Systems, Inc. ......... 9,418 457,338
CSG Systems International, Inc. ......... 64,587 3,853,906
EVERTEC, Inc. .................... 80,661 2,979,617
Evo Payments, Inc., Class A
(a)
.......... 96,541 3,269,844
Hackett Group, Inc. (The) ............. 50,251 1,110,547
International Money Express, Inc.
(a)
....... 64,811 1,475,098
Maximus, Inc. ..................... 120,621 9,028,482
MoneyGram International, Inc.
(a)
......... 156,592 1,686,496
Verra Mobility Corp.
(a)
................ 277,543 4,282,489
28,143,817
Leisure Products — 0.7%
Mattel, Inc.
(a)
...................... 108,005 2,209,782
Sturm Ruger & Co., Inc. .............. 35,570 2,023,933
Vista Outdoor, Inc.
(a)
................. 45,868 1,346,226
5,579,941
Life Sciences Tools & Services — 0.1%
OmniAb , Inc.
(a)(b)
................... 167,206 692,233
Machinery — 1.1%
Graco , Inc. ....................... 79,290 5,417,093
Toro Co. (The) ..................... 34,099 3,802,720
9,219,813
Marine — 0.3%
Eagle Bulk Shipping, Inc. ............. 19,402 1,111,347
Genco Shipping & Trading Ltd. .......... 37,454 679,415
Matson, Inc. ...................... 7,006 463,237
2,253,999
Media — 1.6%
John Wiley & Sons, Inc., Class A ........ 17,597 805,943
New York Times Co. (The), Class A ....... 44,480 1,549,683
Scholastic Corp., NVS ............... 53,680 2,374,803
TEGNA, Inc. ...................... 427,415 8,518,381
13,248,810
Metals & Mining — 2.7%
Reliance Steel & Aluminum Co. ......... 20,580 4,680,921
Royal Gold, Inc. .................... 117,257 14,895,157
Security
Shares
Shares Value
Metals & Mining (continued)
Warrior Met Coal, Inc. ................ 60,412 $ 2,288,406
21,864,484
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.
(b)
............. 349,628 4,055,685
Dynex Capital, Inc. .................. 89,619 1,291,410
5,347,095
Multi-Utilities — 1.3%
Avista Corp. ...................... 129,988 5,186,521
NorthWestern Corp. ................. 92,891 5,276,209
10,462,730
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp. .............. 218,306 2,379,535
Chord Energy Corp. ................. 5,957 853,817
Dorian LPG Ltd. .................... 64,664 1,283,580
Excelerate Energy, Inc., Class A ......... 19,423 452,556
Hess Midstream LP, Class A
(b)
.......... 88,584 2,735,474
International Seaways, Inc. ............ 44,335 1,721,971
Kimbell Royalty Partners LP ........... 108,371 1,765,364
11,192,297
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............. 19,637 758,185
Sylvamo Corp. .................... 21,569 1,025,174
1,783,359
Personal Products — 0.1%
USANA Health Sciences, Inc.
(a)
......... 16,521 965,487
Pharmaceuticals — 3.2%
Amphastar Pharmaceuticals, Inc.
(a)
....... 78,940 2,388,724
Cara Therapeutics, Inc.
(a)(b)
............ 51,602 602,711
Collegium Pharmaceutical, Inc.
(a)
........ 65,266 1,832,669
Corcept Therapeutics, Inc.
(a)(b)
.......... 133,171 3,044,289
Harmony Biosciences Holdings, Inc.
(a)
..... 7,283 350,822
Innoviva , Inc.
(a)
.................... 126,294 1,597,619
Organon & Co. .................... 16,894 509,016
Pacira BioSciences , Inc.
(a)
............. 29,199 1,146,645
Perrigo Co. plc .................... 97,831 3,660,836
Phibro Animal Health Corp., Class A ...... 36,437 561,130
Prestige Consumer Healthcare, Inc.
(a)
..... 100,179 6,587,771
SIGA Technologies, Inc. .............. 88,341 647,540
Supernus Pharmaceuticals, Inc.
(a)
........ 57,544 2,359,880
Theravance Biopharma, Inc.
(a)
.......... 95,364 1,030,885
26,320,537
Professional Services — 3.5%
CACI International, Inc., Class A
(a)
....... 14,625 4,505,816
CBIZ, Inc.
(a)
....................... 93,101 4,430,677
CRA International, Inc. ............... 5,036 598,478
Dun & Bradstreet Holdings, Inc. ......... 82,723 1,211,892
Exponent, Inc. ..................... 13,939 1,429,305
FTI Consulting, Inc.
(a)
................ 67,261 10,729,475
Heidrick & Struggles International, Inc. .... 17,406 535,408
Huron Consulting Group, Inc.
(a)(b)
........ 41,842 2,846,930
ICF International, Inc. ................ 15,265 1,559,930
Kforce , Inc. ....................... 18,492 1,037,956
28,885,867
Real Estate Management & Development — 0.2%
(a)
FRP Holdings, Inc. .................. 13,991 785,874
Tejon Ranch Co. ................... 42,946 859,779
1,645,653

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Road & Rail — 3.2%
Heartland Express, Inc. ............... 119,182 $ 2,004,641
Landstar System, Inc. ................ 73,334 12,674,315
Marten Transport Ltd. ................ 130,482 2,882,347
Schneider National, Inc., Class B ........ 115,479 3,060,194
Werner Enterprises, Inc. .............. 114,903 5,396,994
26,018,491
Software — 1.9%
CommVault Systems, Inc.
(a)
............ 24,392 1,517,914
Dolby Laboratories, Inc., Class A ........ 99,629 7,926,483
InterDigital , Inc. .................... 32,245 2,255,538
Progress Software Corp. .............. 30,996 1,644,028
Verint Systems, Inc.
(a)
................ 64,022 2,430,915
15,774,878
Specialty Retail — 2.7%
Arko Corp. ....................... 99,382 833,815
AutoNation, Inc.
(a)
................... 50,331 6,377,944
Murphy USA, Inc. .................. 42,350 11,520,471
ODP Corp. (The)
(a)
.................. 13,065 674,154
Penske Automotive Group, Inc.
(b)
........ 3,329 425,513
Sportsman's Warehouse Holdings, Inc.
(a)
... 89,587 844,805
Winmark Corp. .................... 5,887 1,653,070
22,329,772
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co. ............. 27,905 2,676,090
Thrifts & Mortgage Finance — 1.0%
Bridgewater Bancshares, Inc.
(a)
......... 52,431 815,826
Capitol Federal Financial, Inc. .......... 158,540 1,326,980
Columbia Financial, Inc.
(a)(b)
............ 83,477 1,657,019
Hingham Institution for Savings (The) ..... 2,959 865,034
Kearny Financial Corp. ............... 138,072 1,295,115
Northfield Bancorp, Inc. .............. 86,076 1,286,836
Waterstone Financial, Inc. ............. 51,318 826,220
8,073,030
Trading Companies & Distributors — 1.0%
McGrath RentCorp .................. 9,215 917,261
MSC Industrial Direct Co., Inc., Class A .... 46,885 3,877,390
Watsco , Inc.
(b)
..................... 13,285 3,817,710
8,612,361
Security
Shares
Shares Value
Water Utilities — 1.1%
American States Water Co. ............ 24,409 $ 2,298,596
California Water Service Group ......... 84,350 5,159,690
SJW Group ....................... 20,489 1,586,053
9,044,339
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co. ..... 99,267 1,940,670
Telephone and Data Systems, Inc. ....... 137,061 1,832,505
United States Cellular Corp.
(a)
.......... 33,506 819,557
4,592,732
Total Common Stocks — 100.8%
(Cost: $759,395,422) ............................. 825,998,527
Rights
Pharmaceuticals — 0.0%
Zogenix , Inc., CVR (Expires 12/31/23)
(a)(b)(c)
. 43,886 29,842
Total Rights — 0.0%
(Cost: $29,842) ................................ 29,842
Total Long-Term Investments — 100.8%
(Cost: $759,425,264) ............................. 826,028,369
Short-Term Securities
Money Market Funds — 3.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(f)
............ 30,396,958 30,415,196
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 1,759,972 1,759,972
Total Short-Term Securities — 3.9%
(Cost: $32,154,072) .............................. 32,175,168
Total Investments — 104.7%
(Cost: $791,579,336 ) ............................. 858,203,537
Liabilities in Excess of Other Assets — (4.7)% ............ (38,498,861)
Net Assets — 100.0% ..............................
$ 819,704,676
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 29,772,890 $ 622,410
(a)
$ — $ 3,588 $ 16,308 $ 30,415,196 30,396,958 $ 495,401
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,800,000 — (40,028)
(a)
— — 1,759,972 1,759,972 34,628 1
$ 3,588 $ 16,308 $ 32,175,168 $ 530,029 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 5 03/17/23 $ 180 $ 5,670
S&P Mid 400 E-Mini Index .................................................... 4 03/17/23 1,065 43,139
$ 48,809
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 48,809 $ — $ — $ — $ 48,809
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 199,325 $ — $ — $ — $ 199,325
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (57,166) $ — $ — $ — $ (57,166)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,681,160
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 823,047,383 $ 2,951,144 $ — $ 825,998,527
Rights ................................................ — — 29,842 29,842
Short-Term Securities
Money Market Funds ...................................... 32,175,168 — — 32,175,168
$ 855,222,551 $ 2,951,144 $ 29,842 $ 858,203,537
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 48,809 $ — $ — $ 48,809
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
AAR Corp.
(a)
...................... 42,799 $ 2,201,581
Cadre Holdings, Inc. ................. 15,790 361,433
Ducommun, Inc.
(a)
.................. 13,858 800,715
Kaman Corp. ..................... 30,464 768,302
National Presto Industries, Inc. .......... 6,396 489,998
4,622,029
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 8,553 874,202
Forward Air Corp. .................. 5,331 574,948
Hub Group, Inc., Class A
(a)
............. 40,859 3,484,047
4,933,197
Airlines — 0.0%
SkyWest, Inc.
(a)
.................... 15,292 317,462
Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 138,460 1,228,140
Dana, Inc. ........................ 136,938 2,484,055
Gentherm , Inc.
(a)
................... 40,072 2,982,559
Modine Manufacturing Co.
(a)
........... 56,557 1,351,147
Standard Motor Products, Inc. .......... 23,284 942,071
8,987,972
Banks — 3.4%
1st Source Corp. ................... 22,351 1,099,446
Amalgamated Financial Corp. .......... 18,547 425,654
Amerant Bancorp, Inc. ............... 30,619 852,433
Arrow Financial Corp. ................ 19,949 656,522
Bancorp, Inc. (The)
(a)
................ 63,457 2,153,096
Bar Harbor Bankshares .............. 18,178 564,790
Camden National Corp. .............. 17,674 746,373
Capital City Bank Group, Inc. ........... 13,088 424,967
Central Pacific Financial Corp. .......... 15,358 347,091
Community Trust Bancorp, Inc. ......... 19,467 838,638
Customers Bancorp, Inc.
(a)
............. 38,315 1,163,627
First Community Bankshares , Inc. ....... 17,857 580,531
First Financial Corp. ................. 13,808 620,255
First Foundation, Inc. ................ 40,820 633,935
First of Long Island Corp. (The) ......... 27,624 487,840
Great Southern Bancorp, Inc. ........... 11,906 695,787
Hanmi Financial Corp. ............... 37,845 881,410
Heritage Financial Corp. .............. 43,681 1,246,219
HomeStreet , Inc. ................... 22,844 629,809
Hope Bancorp, Inc. ................. 149,010 1,920,739
Independent Bank Corp. .............. 25,454 564,315
Lakeland Bancorp, Inc. ............... 74,418 1,434,035
Mercantile Bank Corp. ............... 18,215 625,321
Metrocity Bankshares , Inc. ............ 23,069 466,455
Midland States Bancorp, Inc. ........... 24,992 636,796
MidWestOne Financial Group, Inc. ....... 17,943 558,924
OFG Bancorp ..................... 56,845 1,609,282
Pathward Financial, Inc. .............. 29,892 1,483,241
Peapack -Gladstone Financial Corp. ...... 19,793 734,122
QCR Holdings, Inc. ................. 19,392 1,019,244
Republic Bancorp, Inc., Class A ......... 11,686 525,636
S&T Bancorp, Inc. .................. 46,609 1,695,635
South Plains Financial, Inc. ............ 13,646 383,453
Tompkins Financial Corp. ............. 16,347 1,231,419
Univest Financial Corp. ............... 35,477 963,201
Washington Federal, Inc. .............. 78,925 2,798,680
Washington Trust Bancorp, Inc. ......... 20,752 887,563
34,586,484
Security
Shares
Shares Value
Beverages — 0.1%
MGP Ingredients, Inc. ................ 14,115 $ 1,376,777
Biotechnology — 2.4%
(a)
Aerovate Therapeutics, Inc.
(b)
........... 10,348 236,452
Alkermes plc ...................... 5,646 161,701
Anika Therapeutics, Inc. .............. 17,642 547,078
Avid Bioservices , Inc.
(b)
............... 65,718 1,040,316
Catalyst Pharmaceuticals, Inc. .......... 118,023 1,828,176
Eagle Pharmaceuticals, Inc. ........... 14,454 490,569
Emergent BioSolutions , Inc. ............ 54,244 715,478
Ironwood Pharmaceuticals, Inc.
(b)
........ 166,488 1,917,942
Myriad Genetics, Inc. ................ 80,692 1,591,246
United Therapeutics Corp. ............. 48,019 12,637,160
Vanda Pharmaceuticals, Inc. ........... 67,466 518,139
Veracyte , Inc. ..................... 86,550 2,175,002
Vericel Corp. ...................... 41,906 1,151,158
25,010,417
Building Products — 0.6%
Apogee Enterprises, Inc. .............. 26,778 1,254,282
AZZ, Inc. ........................ 29,965 1,272,913
Gibraltar Industries, Inc.
(a)
............. 38,235 2,048,249
Insteel Industries, Inc. ................ 23,582 707,224
Quanex Building Products Corp.
(b)
....... 40,265 1,042,461
6,325,129
Capital Markets — 4.7%
Affiliated Managers Group, Inc. ......... 44,288 7,650,309
Artisan Partners Asset Management, Inc.,
Class A ....................... 69,744 2,567,974
BGC Partners, Inc., Class A ............ 376,300 1,636,905
Brightsphere Investment Group, Inc. ...... 40,064 939,501
Cowen, Inc., Class A ................ 27,978 1,087,785
Diamond Hill Investment Group, Inc. ...... 3,744 705,482
Donnelley Financial Solutions, Inc.
(a)(b)
..... 32,320 1,474,115
Evercore , Inc., Class A ............... 44,929 5,832,234
Federated Hermes, Inc., Class B ........ 102,305 4,020,587
Janus Henderson Group plc ........... 170,133 4,409,847
Jefferies Financial Group, Inc. .......... 224,694 8,825,980
Moelis & Co., Class A ................ 77,415 3,619,151
Piper Sandler Cos. .................. 21,063 2,993,052
PJT Partners, Inc., Class A ............ 2,149 171,985
TPG, Inc. ........................ 47,221 1,520,988
Victory Capital Holdings, Inc., Class A ..... 17,241 511,023
47,966,918
Chemicals — 1.5%
AdvanSix , Inc. ..................... 33,855 1,463,890
American Vanguard Corp. ............. 33,578 758,527
Chase Corp. ...................... 9,724 917,751
FutureFuel Corp. ................... 31,737 294,202
Hawkins, Inc. ..................... 22,858 891,462
Intrepid Potash, Inc.
(a)(b)
............... 13,159 430,694
Koppers Holdings, Inc. ............... 25,255 874,076
LSB Industries, Inc.
(a)
................ 61,673 783,864
Mativ Holdings, Inc. ................. 33,530 924,087
Minerals Technologies, Inc. ............ 39,398 2,736,191
Orion Engineered Carbons SA
(b)
......... 73,516 1,545,306
Stepan Co. ....................... 22,472 2,468,325
Tronox Holdings plc ................. 79,528 1,363,905
15,452,280
Commercial Services & Supplies — 1.4%
ACCO Brands Corp. ................. 113,937 723,500
Brady Corp., Class A, NVS ............ 52,161 2,789,049
BrightView Holdings, Inc.
(a)
............ 39,344 312,785
CoreCivic , Inc.
(a)
................... 142,114 1,512,093

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Deluxe Corp. ...................... 52,073 $ 1,040,939
Ennis, Inc. ....................... 31,204 662,773
GEO Group, Inc. (The)
(a)
.............. 154,646 1,778,429
Healthcare Services Group, Inc. ......... 79,982 1,077,357
Heritage-Crystal Clean, Inc.
(a)
........... 18,993 706,539
HNI Corp. ........................ 49,945 1,586,753
Interface, Inc. ..................... 71,069 808,765
Liquidity Services, Inc.
(a)
.............. 34,409 515,791
Matthews International Corp., Class A ..... 33,291 1,233,099
14,747,872
Communications Equipment — 1.9%
ADTRAN Holdings, Inc. .............. 52,024 981,693
Calix, Inc.
(a)
....................... 40,521 2,133,025
Cambium Networks Corp.
(a)
............ 14,663 314,228
Ciena Corp.
(a)(b)
.................... 166,335 8,652,747
Clearfield, Inc.
(a)(b)
................... 14,170 1,012,588
Digi International, Inc.
(a)
............... 42,667 1,450,251
Extreme Networks, Inc.
(a)
.............. 116,967 2,108,915
NetScout Systems, Inc.
(a)
............. 79,618 2,555,738
19,209,185
Construction & Engineering — 1.0%
Construction Partners, Inc., Class A
(a)
..... 31,022 877,613
Dycom Industries, Inc.
(a)
.............. 35,595 3,394,695
IES Holdings, Inc.
(a)
................. 10,095 401,882
MYR Group, Inc.
(a)
.................. 18,069 1,789,915
Primoris Services Corp. .............. 64,295 1,710,247
Sterling Infrastructure, Inc.
(a)
........... 36,608 1,332,165
Tutor Perini Corp.
(a)
................. 49,446 453,420
9,959,937
Construction Materials — 0.0%
United States Lime & Minerals, Inc. ....... 2,747 416,995
Consumer Finance — 1.5%
Atlanticus Holdings Corp.
(a)(b)
........... 6,128 199,160
Bread Financial Holdings, Inc. .......... 60,588 2,485,926
Encore Capital Group, Inc.
(a)(b)
.......... 28,875 1,608,915
Enova International, Inc.
(a)
............. 38,698 1,766,564
EZCORP, Inc., Class A, NVS
(a)
.......... 64,859 590,866
Navient Corp. ..................... 171,420 3,251,837
OneMain Holdings, Inc. ............... 85,153 3,673,500
PROG Holdings, Inc.
(a)
............... 61,015 1,360,024
World Acceptance Corp.
(a)(b)
............ 4,177 399,822
15,336,614
Containers & Packaging — 0.4%
Myers Industries, Inc. ................ 32,802 789,872
O-I Glass, Inc.
(a)
.................... 188,140 3,621,695
4,411,567
Distributors — 0.0%
Funko , Inc., Class A
(a)(b)
............... 42,855 518,546
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(a)
........ 54,638 2,086,079
European Wax Center, Inc., Class A ...... 31,037 584,737
Graham Holdings Co., Class B .......... 4,347 2,839,939
Grand Canyon Education, Inc.
(a)(b)
........ 38,621 4,501,664
Perdoceo Education Corp.
(a)
........... 81,862 1,225,474
Stride, Inc.
(a)
...................... 44,536 1,911,930
13,149,823
Diversified Financial Services — 0.3%
Jackson Financial, Inc., Class A ......... 61,550 2,710,662
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
ATN International, Inc. ............... 11,944 $ 583,823
EchoStar Corp., Class A
(a)
............. 40,743 762,302
IDT Corp., Class B
(a)
................. 23,865 701,392
2,047,517
Electrical Equipment — 1.9%
Acuity Brands, Inc. .................. 38,370 7,233,513
Allied Motion Technologies, Inc.
(b)
........ 16,422 667,390
Atkore , Inc.
(a)(b)
..................... 49,927 6,502,992
Encore Wire Corp.
(b)
................. 23,110 3,730,647
GrafTech International Ltd. ............ 89,330 584,218
Thermon Group Holdings, Inc.
(a)
......... 40,461 935,458
19,654,218
Electronic Equipment, Instruments & Components — 6.2%
Avnet, Inc. ....................... 106,939 4,906,361
Badger Meter, Inc. .................. 35,358 4,097,992
Benchmark Electronics, Inc. ........... 42,514 1,189,967
CTS Corp. ....................... 38,511 1,714,125
ePlus , Inc.
(a)
...................... 32,507 1,618,199
Fabrinet
(a)
........................ 44,033 5,797,385
Insight Enterprises, Inc.
(a)(b)
............ 37,462 4,222,717
Jabil, Inc. ........................ 148,891 11,707,299
Kimball Electronics, Inc.
(a)
............. 30,042 766,672
Knowles Corp.
(a)(b)
.................. 110,761 2,129,934
Lightwave Logic, Inc.
(a)(b)
.............. 135,482 852,182
Methode Electronics, Inc. ............. 44,418 2,120,515
Mirion Technologies, Inc.
(a)
............. 157,180 1,249,581
Napco Security Technologies, Inc.
(a)(b)
..... 37,737 1,093,241
OSI Systems, Inc.
(a)
................. 18,065 1,710,936
PC Connection, Inc. ................. 14,300 701,129
Plexus Corp.
(a)
..................... 30,366 2,914,832
Sanmina Corp.
(a)
................... 69,838 4,255,229
ScanSource , Inc.
(a)
.................. 31,571 1,039,633
TTM Technologies, Inc.
(a)
.............. 117,375 1,845,135
Vishay Intertechnology , Inc. ............ 157,890 3,614,102
Vishay Precision Group, Inc.
(a)
.......... 15,273 659,488
Vontier Corp. ...................... 140,661 3,239,423
63,446,077
Energy Equipment & Services — 1.5%
Cactus, Inc., Class A ................ 62,376 3,375,165
Dril -Quip, Inc.
(a)
.................... 41,546 1,275,878
Helix Energy Solutions Group, Inc.
(a)
...... 174,156 1,381,057
Nabors Industries Ltd.
(a)(b)
............. 10,805 1,918,320
Patterson-UTI Energy, Inc. ............ 261,974 4,401,163
ProPetro Holding Corp.
(a)
.............. 94,593 941,200
RPC, Inc. ........................ 69,621 690,640
TETRA Technologies, Inc.
(a)
............ 139,520 552,499
US Silica Holdings, Inc.
(a)
............. 91,285 1,117,329
15,653,251
Entertainment — 0.4%
Playstudios , Inc.
(a)(b)
................. 102,137 471,873
World Wrestling Entertainment, Inc., Class A 48,524 4,106,101
4,577,974
Equity Real Estate Investment Trusts (REITs) — 2.7%
Brandywine Realty Trust .............. 189,874 1,245,573
Chatham Lodging Trust ............... 56,046 796,414
City Office REIT, Inc. ................ 50,247 494,431
Empire State Realty Trust, Inc., Class A
(b)
... 165,676 1,381,738
Getty Realty Corp. .................. 49,494 1,803,066
Industrial Logistics Properties Trust ....... 70,261 309,851
InvenTrust Properties Corp. ............ 81,512 2,027,203
LTC Properties, Inc. ................. 48,966 1,868,053
LXP Industrial Trust ................. 298,431 3,446,878

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
National Health Investors, Inc. .......... 53,951 $ 3,173,937
Necessity Retail REIT, Inc. (The) ........ 161,202 1,101,010
One Liberty Properties, Inc. ............ 20,399 491,820
Paramount Group, Inc. ............... 217,913 1,405,539
Piedmont Office Realty Trust, Inc., Class A .. 149,120 1,580,672
Retail Opportunity Investments Corp. ..... 150,549 2,383,191
RPT Realty ....................... 89,648 939,511
Saul Centers, Inc. .................. 17,316 741,298
Universal Health Realty Income Trust ..... 15,846 868,519
Urstadt Biddle Properties, Inc., Class A .... 36,463 684,775
Whitestone REIT ................... 56,689 590,133
27,333,612
Food & Staples Retailing — 1.4%
Andersons, Inc. (The) ................ 38,865 1,429,455
Ingles Markets, Inc., Class A ........... 16,499 1,567,405
PriceSmart , Inc. .................... 29,917 2,223,132
SpartanNash Co. ................... 43,211 1,368,924
Sprouts Farmers Market, Inc.
(a)(b)
........ 122,721 3,920,936
United Natural Foods, Inc.
(a)
............ 60,582 2,521,423
Weis Markets, Inc. .................. 19,503 1,683,889
14,715,164
Food Products — 0.3%
Fresh Del Monte Produce, Inc. .......... 46,257 1,322,950
John B Sanfilippo & Son, Inc. ........... 10,787 911,609
Seneca Foods Corp., Class A
(a)
......... 7,146 446,625
Tootsie Roll Industries, Inc. ............ 19,517 872,996
3,554,180
Gas Utilities — 0.0%
Star Group LP ..................... 39,521 472,276
Health Care Equipment & Supplies — 6.4%
AngioDynamics , Inc.
(a)
............... 47,097 613,203
Atrion Corp. ...................... 1,723 1,184,218
Avanos Medical, Inc.
(a)
............... 56,176 1,721,233
AxoGen , Inc.
(a)
..................... 48,558 459,844
Bioventus , Inc., Class A
(a)
............. 37,260 73,030
CONMED Corp. .................... 31,155 2,983,403
Embecta Corp. .................... 69,960 1,846,244
Envista Holdings Corp.
(a)(b)
............. 173,314 6,757,513
Establishment Labs Holdings, Inc.
(a)(b)
..... 23,467 1,596,695
Globus Medical, Inc., Class A
(a)(b)
........ 93,083 7,027,767
Haemonetics Corp.
(a)
................ 62,003 5,245,454
ICU Medical, Inc.
(a)(b)
................. 24,544 4,742,637
Inogen , Inc.
(a)
..................... 26,263 612,716
Integer Holdings Corp.
(a)
.............. 40,019 2,633,650
Lantheus Holdings, Inc.
(a)
............. 83,053 4,775,548
LeMaitre Vascular, Inc.
(b)
.............. 23,901 1,127,649
LivaNova plc
(a)
..................... 43,550 2,447,510
Meridian Bioscience, Inc.
(a)
............ 52,856 1,795,518
Merit Medical Systems, Inc.
(a)
........... 68,591 4,893,968
NuVasive , Inc.
(a)
.................... 62,917 2,869,015
Omnicell , Inc.
(a)
.................... 46,718 2,591,448
Orthofix Medical, Inc.
(a)
............... 24,940 539,452
OrthoPediatrics Corp.
(a)
............... 17,162 808,845
Paragon 28, Inc.
(a)
.................. 32,478 547,254
SI-BONE, Inc.
(a)
.................... 35,248 600,273
Surmodics , Inc.
(a)
................... 16,925 475,762
TransMedics Group, Inc.
(a)
............. 35,992 2,268,216
Treace Medical Concepts, Inc.
(a)
......... 20,092 463,924
UFP Technologies, Inc.
(a)
.............. 8,688 988,086
Varex Imaging Corp.
(a)
............... 47,758 1,026,319
65,716,394
Security
Shares
Shares Value
Health Care Providers & Services — 6.0%
Acadia Healthcare Co., Inc.
(a)
........... 109,763 $ 9,222,287
Addus HomeCare Corp.
(a)(b)
............ 19,446 2,090,834
AMN Healthcare Services, Inc.
(a)
......... 50,800 4,868,672
Apollo Medical Holdings, Inc.
(a)
.......... 47,766 1,702,380
Chemed Corp. ..................... 16,903 8,538,381
CorVel Corp.
(a)
..................... 11,563 2,060,064
Cross Country Healthcare, Inc.
(a)
........ 43,939 1,219,307
DocGo , Inc.
(a)(b)
.................... 97,692 976,920
Encompass Health Corp. ............. 120,555 7,528,660
Enhabit , Inc.
(a)
..................... 59,968 921,109
ModivCare , Inc.
(a)
................... 12,023 1,289,587
National HealthCare Corp. ............. 17,785 1,058,919
National Research Corp. .............. 17,955 833,471
Owens & Minor, Inc.
(a)
................ 1,821 35,947
Pediatrix Medical Group, Inc.
(a)
.......... 96,886 1,487,200
Pennant Group, Inc. (The)
(a)
............ 33,929 439,041
Premier, Inc., Class A ................ 131,958 4,402,119
Privia Health Group, Inc.
(a)(b)
............ 94,185 2,546,762
Select Medical Holdings Corp. .......... 115,709 3,363,661
Tenet Healthcare Corp.
(a)
.............. 97,148 5,328,568
US Physical Therapy, Inc. ............. 15,720 1,558,638
61,472,527
Health Care Technology — 1.2%
Certara , Inc.
(a)
..................... 125,684 2,438,270
Computer Programs & Systems, Inc.
(a)
..... 16,864 495,464
Definitive Healthcare Corp.
(a)(b)
.......... 42,524 526,447
Evolent Health, Inc., Class A
(a)(b)
......... 99,681 3,211,722
HealthStream , Inc.
(a)
................. 29,558 714,712
NextGen Healthcare, Inc.
(a)
............ 69,869 1,328,908
OptimizeRx Corp.
(a)
................. 17,058 306,191
Simulations Plus, Inc. ................ 19,562 804,781
Veradigm , Inc.
(a)
.................... 133,716 2,394,854
12,221,349
Hotels, Restaurants & Leisure — 0.6%
Bloomin ' Brands, Inc. ................ 102,555 2,486,959
Chuy's Holdings, Inc.
(a)
............... 22,782 779,828
El Pollo Loco Holdings, Inc. ............ 24,599 301,830
Monarch Casino & Resort, Inc.
(a)(b)
....... 17,131 1,312,577
RCI Hospitality Holdings, Inc.
(b)
.......... 10,050 912,440
Ruth's Hospitality Group, Inc. ........... 38,795 671,541
6,465,175
Household Durables — 0.8%
Dream Finders Homes, Inc., Class A
(a)
..... 23,484 296,838
Ethan Allen Interiors, Inc. ............. 27,555 791,931
GoPro, Inc., Class A
(a)
................ 156,497 962,457
La-Z-Boy, Inc. ..................... 52,012 1,478,701
M/I Homes, Inc.
(a)
................... 33,538 2,005,572
Tri Pointe Homes, Inc.
(a)
.............. 122,828 2,713,270
Tupperware Brands Corp.
(a)
............ 50,871 225,359
8,474,128
Household Products — 0.2%
(a)
Central Garden & Pet Co. ............. 10,368 434,834
Central Garden & Pet Co., Class A, NVS ... 43,035 1,705,477
2,140,311
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.
(a)(b)
.......... 9,517 105,734
Insurance — 4.3%
American Equity Investment Life Holding Co. 90,007 4,288,833
Assured Guaranty Ltd. ............... 71,101 4,450,923
Brighthouse Financial, Inc.
(a)
........... 86,767 4,882,379
CNO Financial Group, Inc. ............. 138,216 3,560,444

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Donegal Group, Inc., Class A ........... 15,188 $ 230,554
Employers Holdings, Inc. .............. 33,995 1,491,361
First American Financial Corp. .......... 118,128 7,308,579
Genworth Financial, Inc., Class A
(a)
....... 480,416 2,651,896
National Western Life Group, Inc., Class A .. 2,902 803,274
Safety Insurance Group, Inc. ........... 18,360 1,549,400
Stewart Information Services Corp. ....... 27,489 1,313,149
United Fire Group, Inc. ............... 26,836 845,066
Universal Insurance Holdings, Inc. ....... 34,563 440,333
Unum Group ...................... 241,653 10,156,676
43,972,867
Interactive Media & Services — 1.1%
Cars.com, Inc.
(a)
.................... 77,955 1,333,031
Shutterstock , Inc. ................... 30,430 2,290,466
Yelp, Inc.
(a)
....................... 84,951 2,676,806
Ziff Davis, Inc.
(a)
.................... 49,219 4,404,116
ZipRecruiter, Inc., Class A
(a)
............ 45,431 892,265
11,596,684
Internet & Direct Marketing Retail — 0.1%
Lands' End, Inc.
(a)(b)
................. 16,151 145,843
PetMed Express, Inc. ................ 24,127 518,248
664,091
IT Services — 1.8%
Cass Information Systems, Inc. ......... 15,686 761,712
Conduent , Inc.
(a)
................... 208,663 995,322
CSG Systems International, Inc. ......... 38,611 2,303,918
DXC Technology Co.
(a)
............... 51,516 1,480,055
EVERTEC, Inc. .................... 65,807 2,430,911
ExlService Holdings, Inc.
(a)
............ 35,991 6,140,065
Hackett Group, Inc. (The) ............. 30,636 677,056
International Money Express, Inc.
(a)
....... 38,912 885,637
Perficient , Inc.
(a)
.................... 35,394 2,624,111
18,298,787
Leisure Products — 0.4%
Clarus Corp.
(b)
..................... 23,786 239,049
Johnson Outdoors, Inc., Class A ......... 7,038 481,822
Smith & Wesson Brands, Inc. ........... 55,318 612,923
Sturm Ruger & Co., Inc. .............. 21,360 1,215,384
Vista Outdoor, Inc.
(a)
................. 61,822 1,814,476
4,363,654
Life Sciences Tools & Services — 0.7%
(a)
MaxCyte , Inc. ..................... 86,062 502,602
Medpace Holdings, Inc. .............. 29,967 6,624,805
OmniAb , Inc.
(b)
..................... 99,865 413,441
7,540,848
Machinery — 1.9%
Energy Recovery, Inc.
(a)(b)
............. 60,689 1,343,048
Gorman-Rupp Co. (The) .............. 25,229 724,829
Greenbrier Cos., Inc. (The) ............ 34,667 1,071,904
Luxfer Holdings plc ................. 33,135 548,384
Manitowoc Co., Inc. (The)
(a)
............ 42,526 582,606
Mueller Industries, Inc. ............... 55,286 3,623,997
Omega Flex, Inc.
(b)
.................. 4,274 454,326
Proto Labs, Inc.
(a)
................... 33,242 1,017,205
REV Group, Inc. ................... 40,537 519,279
Shyft Group, Inc. (The) ............... 34,223 1,139,284
Standex International Corp. ............ 14,464 1,671,604
Terex Corp. ....................... 81,915 4,175,207
Titan International, Inc.
(a)
.............. 60,724 1,013,484
Security
Shares
Shares Value
Machinery (continued)
Wabash National Corp. ............... 58,689 $ 1,511,829
19,396,986
Marine — 0.2%
Eagle Bulk Shipping, Inc. ............. 11,579 663,245
Genco Shipping & Trading Ltd. .......... 45,990 834,259
Matson, Inc. ...................... 11,777 778,695
2,276,199
Media — 0.7%
AMC Networks, Inc., Class A
(a)
.......... 34,201 633,061
John Wiley & Sons, Inc., Class A ........ 47,630 2,181,454
Scholastic Corp., NVS ............... 35,343 1,563,574
TechTarget , Inc.
(a)(b)
................. 27,344 1,354,348
Thryv Holdings, Inc.
(a)(b)
............... 24,976 558,713
WideOpenWest , Inc.
(a)
............... 63,628 731,086
7,022,236
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc. ...... 19,880 3,199,288
Commercial Metals Co. ............... 129,219 7,012,715
Haynes International, Inc. ............. 15,095 840,641
Ramaco Resources, Inc. .............. 26,641 277,866
Ryerson Holding Corp. ............... 20,159 769,469
Schnitzer Steel Industries, Inc., Class A .... 31,286 1,058,718
SunCoke Energy, Inc. ................ 100,789 918,188
TimkenSteel Corp.
(a)
................. 47,485 934,030
Tredegar Corp. .................... 32,858 398,567
Warrior Met Coal, Inc. ................ 62,424 2,364,621
17,774,103
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp. ...... 48,034 589,858
Multiline Retail — 1.5%
Dillard's, Inc., Class A
(b)
............... 6,549 2,575,787
Kohl's Corp. ...................... 155,207 5,024,051
Macy's, Inc. ...................... 327,426 7,737,076
15,336,914
Multi-Utilities — 0.1%
Unitil Corp. ....................... 19,386 1,011,368
Oil, Gas & Consumable Fuels — 6.3%
Alto Ingredients, Inc.
(a)(b)
.............. 74,010 250,894
Antero Resources Corp.
(a)
............. 96,447 2,781,531
Arch Resources, Inc. ................ 21,301 3,152,974
Berry Corp. ....................... 67,693 622,776
California Resources Corp. ............ 43,835 1,873,069
Centrus Energy Corp., Class A
(a)
......... 11,391 467,601
CONSOL Energy, Inc. ................ 40,021 2,314,414
Denbury, Inc.
(a)
.................... 27,704 2,404,153
Dorian LPG Ltd. .................... 38,793 770,041
Earthstone Energy, Inc., Class A
(a)
....... 57,311 796,623
Gran Tierra Energy, Inc.
(a)
............. 445,853 432,388
Matador Resources Co. .............. 125,721 8,317,701
Murphy Oil Corp. ................... 165,979 7,238,344
Northern Oil & Gas, Inc. .............. 81,053 2,716,897
PDC Energy, Inc. ................... 116,360 7,881,063
Permian Resources Corp.
(b)
............ 241,092 2,620,670
Range Resources Corp. .............. 265,230 6,636,055
Ranger Oil Corp. ................... 23,949 1,005,858
REX American Resources Corp.
(a)(b)
...... 19,436 635,946
SandRidge Energy, Inc.
(a)
............. 39,146 618,898
SilverBow Resources, Inc.
(a)
............ 16,174 424,891
SM Energy Co. .................... 148,121 4,868,737
Talos Energy, Inc.
(a)
................. 69,833 1,383,392

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc. ................ 125,315 $ 582,715
Vital Energy, Inc.
(a)
.................. 17,576 989,177
Vitesse Energy, Inc.
(a)
................ 26,444 422,046
W&T Offshore, Inc.
(a)
................ 121,080 753,118
World Fuel Services Corp. ............. 67,999 1,924,372
64,886,344
Paper & Forest Products — 0.7%
Clearwater Paper Corp.
(a)
............. 17,957 693,320
Louisiana-Pacific Corp. ............... 89,257 6,077,509
Mercer International, Inc. .............. 51,977 661,667
7,432,496
Personal Products — 0.7%
elf Beauty, Inc.
(a)
................... 60,177 3,463,186
Nu Skin Enterprises, Inc., Class A ........ 60,873 2,610,234
USANA Health Sciences, Inc.
(a)
......... 13,915 813,193
6,886,613
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals, Inc.
(a)
....... 47,396 1,434,203
ANI Pharmaceuticals, Inc.
(a)
............ 15,794 706,466
Corcept Therapeutics, Inc.
(a)
........... 116,518 2,663,601
DICE Therapeutics, Inc.
(a)
............. 36,477 1,158,874
Innoviva , Inc.
(a)
.................... 75,822 959,148
Phibro Animal Health Corp., Class A ...... 24,582 378,563
Prestige Consumer Healthcare, Inc.
(a)
..... 53,806 3,538,283
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 64,646 2,651,132
13,490,270
Professional Services — 1.3%
Barrett Business Services, Inc. .......... 8,563 850,991
CRA International, Inc.
(b)
.............. 8,661 1,029,273
Forrester Research, Inc.
(a)
............. 13,770 510,316
Franklin Covey Co.
(a)
................ 15,073 699,387
Heidrick & Struggles International, Inc. .... 23,849 733,595
HireRight Holdings Corp.
(a)
............ 28,805 329,529
ICF International, Inc. ................ 20,287 2,073,128
Kelly Services, Inc., Class A, NVS ....... 39,717 718,878
Kforce , Inc. ....................... 24,320 1,365,082
Korn Ferry ....................... 65,974 3,561,936
Resources Connection, Inc. ............ 38,417 663,462
TrueBlue , Inc.
(a)
.................... 39,501 775,405
13,310,982
Real Estate Management & Development — 1.6%
Anywhere Real Estate, Inc.
(a)
........... 138,241 1,172,284
Douglas Elliman , Inc. ................ 88,411 411,995
Jones Lang LaSalle, Inc.
(a)
............. 54,493 10,074,121
Marcus & Millichap, Inc. .............. 31,396 1,137,791
Newmark Group, Inc., Class A .......... 190,781 1,634,993
RE/MAX Holdings, Inc., Class A ......... 22,688 517,513
RMR Group, Inc. (The), Class A ......... 18,730 581,005
Tejon Ranch Co.
(a)
.................. 25,613 512,772
16,042,474
Road & Rail — 2.4%
ArcBest Corp. ..................... 29,664 2,475,461
Covenant Logistics Group, Inc., Class A .... 11,703 388,071
Heartland Express, Inc.
(b)
............. 71,568 1,203,774
Marten Transport Ltd. ................ 78,342 1,730,575
PAM Transportation Services, Inc.
(a)(b)
..... 8,080 233,916
Ryder System, Inc.
(b)
................ 57,791 5,456,048
Saia, Inc.
(a)(b)
...................... 28,302 7,720,220
Schneider National, Inc., Class B ........ 68,890 1,825,585
Universal Logistics Holdings, Inc. ........ 9,531 342,353
Security
Shares
Shares Value
Road & Rail (continued)
Werner Enterprises, Inc. .............. 68,968 $ 3,239,427
24,615,430
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems , Inc.
(a)(b)
.......... 80,907 3,088,220
Alpha & Omega Semiconductor Ltd.
(a)
..... 28,126 927,033
Amkor Technology, Inc. ............... 133,123 3,895,179
Axcelis Technologies, Inc.
(a)
............ 39,907 4,387,775
Cirrus Logic, Inc.
(a)(b)
................. 67,587 6,109,189
Diodes, Inc.
(a)
..................... 54,957 4,901,615
FormFactor , Inc.
(a)
.................. 93,250 2,624,055
Ichor Holdings Ltd.
(a)(b)
................ 34,736 1,174,077
Kulicke & Soffa Industries, Inc. .......... 66,603 3,403,413
Magnachip Semiconductor Corp.
(a)(b)
...... 54,269 575,252
Photronics , Inc.
(a)
................... 74,511 1,350,139
SMART Global Holdings, Inc.
(a)(b)
........ 37,412 643,112
Synaptics , Inc.
(a)
................... 37,597 4,700,753
Ultra Clean Holdings, Inc.
(a)
............ 54,931 1,848,428
39,628,240
Software — 2.6%
A10 Networks, Inc. .................. 62,018 960,039
Adeia , Inc. ....................... 59,145 647,638
Agilysys , Inc.
(a)
.................... 28,733 2,400,929
American Software, Inc., Class A ........ 44,021 669,559
CommVault Systems, Inc.
(a)
............ 44,375 2,761,456
Consensus Cloud Solutions, Inc.
(a)
....... 16,117 947,196
Ebix , Inc.
(b)
....................... 29,885 569,608
Manhattan Associates, Inc.
(a)
........... 3,933 512,706
Progress Software Corp. .............. 47,047 2,495,373
Qualys , Inc.
(a)
..................... 41,722 4,813,050
Rimini Street, Inc.
(a)(b)
................ 63,491 285,709
SPS Commerce, Inc.
(a)(b)
.............. 38,508 5,240,169
Teradata Corp.
(a)
................... 117,257 4,089,924
Xperi , Inc.
(a)(b)
..................... 23,653 244,809
26,638,165
Specialty Retail — 4.5%
Aaron's Co., Inc. (The) ............... 38,479 563,717
Abercrombie & Fitch Co., Class A
(a)
....... 59,820 1,732,387
Academy Sports & Outdoors, Inc. ........ 90,871 5,308,684
America's Car-Mart, Inc.
(a)(b)
............ 7,055 607,718
Boot Barn Holdings, Inc.
(a)
............. 31,617 2,639,703
Buckle, Inc. (The) .................. 36,329 1,598,476
Caleres , Inc. ...................... 44,411 1,155,574
Chico's FAS, Inc.
(a)
.................. 156,861 826,657
Children's Place, Inc. (The)
(a)
........... 14,962 678,826
Container Store Group, Inc. (The)
(a)
....... 40,488 210,942
Designer Brands, Inc., Class A .......... 71,953 741,835
Foot Locker, Inc. ................... 100,154 4,357,701
Genesco, Inc.
(a)
.................... 15,760 761,050
Group 1 Automotive, Inc.
(b)
............. 18,121 3,875,176
Guess?, Inc. ...................... 43,224 1,001,500
Haverty Furniture Cos., Inc. ............ 17,279 603,383
Hibbett, Inc. ...................... 14,854 985,711
MarineMax , Inc.
(a)
................... 26,992 843,500
ODP Corp. (The)
(a)
.................. 52,899 2,729,588
Sally Beauty Holdings, Inc.
(a)
........... 129,304 2,014,556
Shoe Carnival, Inc. .................. 21,679 592,054
Signet Jewelers Ltd.
(b)
................ 56,196 4,316,415
Sonic Automotive, Inc., Class A ......... 23,843 1,280,608
TravelCenters of America, Inc.
(a)
......... 16,163 735,740
Victoria's Secret & Co.
(a)
.............. 100,373 4,230,722
Winmark Corp. .................... 3,537 993,190

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Zumiez , Inc.
(a)(b)
.................... 19,990 $ 516,342
45,901,755
Technology Hardware, Storage & Peripherals — 0.5%
(a)
Avid Technology, Inc. ................ 43,185 1,308,937
Super Micro Computer, Inc.
(b)
........... 56,917 4,116,807
5,425,744
Textiles, Apparel & Luxury Goods — 0.6%
G-III Apparel Group Ltd.
(a)
............. 52,457 887,572
Kontoor Brands, Inc. ................. 52,373 2,501,335
Movado Group, Inc. ................. 19,202 678,983
Oxford Industries, Inc. ............... 18,300 2,145,126
6,213,016
Thrifts & Mortgage Finance — 2.1%
Enact Holdings, Inc. ................. 39,367 990,080
Essent Group Ltd. .................. 130,128 5,729,536
Hingham Institution for Savings (The) ..... 1,615 472,129
Kearny Financial Corp. ............... 74,195 695,949
Luther Burbank Corp. ................ 18,520 217,425
MGIC Investment Corp. .............. 380,208 5,368,537
NMI Holdings, Inc., Class A
(a)
........... 97,233 2,258,722
Radian Group, Inc. .................. 195,261 4,315,268
Southern Missouri Bancorp, Inc. ......... 9,483 459,167
TrustCo Bank Corp. ................. 23,975 860,942
Waterstone Financial, Inc. ............. 22,986 370,075
21,737,830
Tobacco — 0.2%
Universal Corp. .................... 29,733 1,616,583
Trading Companies & Distributors — 3.8%
Air Lease Corp. .................... 127,282 5,723,871
BlueLinx Holdings, Inc.
(a)
.............. 11,215 973,686
Boise Cascade Co. ................. 47,663 3,573,295
DXP Enterprises, Inc.
(a)
............... 19,366 586,790
Global Industrial Co. ................. 20,623 542,179
GMS, Inc.
(a)(b)
...................... 46,135 2,736,728
H&E Equipment Services, Inc. .......... 39,321 2,001,046
Herc Holdings, Inc. .................. 28,913 4,490,767
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
McGrath RentCorp .................. 29,454 $ 2,931,851
MRC Global, Inc.
(a)
.................. 101,015 1,373,804
NOW, Inc.
(a)
...................... 133,940 1,880,518
Rush Enterprises, Inc., Class A ......... 51,811 2,787,950
Rush Enterprises, Inc., Class B ......... 6,592 383,456
Titan Machinery, Inc.
(a)
............... 24,549 1,078,683
Transcat , Inc.
(a)
.................... 8,665 723,701
Triton International Ltd. ............... 74,940 5,293,762
Veritiv Corp. ...................... 16,046 2,006,392
39,088,479
Water Utilities — 0.1%
Artesian Resources Corp., Class A, NVS ... 10,759 633,705
York Water Co. (The) ................ 14,000 636,300
1,270,005
Wireless Telecommunication Services — 0.2%
Telephone and Data Systems, Inc. ....... 104,094 1,391,737
United States Cellular Corp.
(a)
.......... 14,451 353,471
1,745,208
Total Long-Term Investments — 99.5%
(Cost: $899,104,375) ............................. 1,023,863,982
Short-Term Securities
Money Market Funds — 5.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 53,425,601 53,457,656
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 3,958,065 3,958,065
Total Short-Term Securities — 5.6%
(Cost: $57,372,381) .............................. 57,415,721
Total Investments — 105.1%
(Cost: $956,476,756 ) ............................. 1,081,279,703
Liabilities in Excess of Other Assets — (5.1)% ............ (52,867,976)
Net Assets — 100.0% ..............................
$ 1,028,411,727
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 54,176,591 $ — $ (762,508)
(a)
$ 9,546 $ 34,027 $ 53,457,656 53,425,601 $ 120,681
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,530,000 — (4,571,935)
(a)
— — 3,958,065 3,958,065 126,695 7
$ 9,546 $ 34,027 $ 57,415,721 $ 247,376 $ 7
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 13 03/17/23 $ 1,261 $ 50,956
S&P Mid 400 E-Mini Index .................................................... 5 03/17/23 1,331 38,050
$ 89,006
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 458,540 $ 10,084
(c)
$ 468,584 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/23 1,513,018 115,914
(f)
1,633,99 0 0.1
Monthly
JPMorgan Chase
Bank NA
(g)
02/08/23 1,443,029 17,768
(h)
1,457,324 0.1
$ 143,766 $ 3,559,89 8
(b) (e) (g)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $40 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(5,058) of net dividends and financing fees.
(h)
Amount includes $3,473 of net dividends and financing fees.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
HomeStreet , Inc. .......... 617 $ 17,011 3.6%
OFG Bancorp ............ 2,755 77,994 16.6
Preferred Bank/Los Angeles CA 1,472 104,703 22.4
199,708
Insurance
Genworth Financial, Inc., Class
A .................. 19,794 109,263 23.3
Stewart Information Services
Corp. ............... 1,293 61,766 13.2
171,029
Commercial Services &
Supplies
GEO Group, Inc. (The) ...... 860 9,890 2.1
Consumer Finance
Bread Financial Holdings, Inc. . 1,896 77,793 16.6
Equity Real Estate Investment
Trusts (REITs)
Getty Realty Corp. ........ 279 10,164 2.2
Total Reference Entity — Long ............ 468,584
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 468,584
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Bancorp, Inc. (The) ........ 339 11,502 0.7
Central Pacific Financial Corp. 18,248 412,405 25.2
Shares Value
% of Basket
Value
Banks (continued)
Customers Bancorp, Inc. .... 345 $ 10,478 0.6%
Hanmi Financial Corp. ...... 393 9,153 0.6
Heritage Financial Corp. ..... 314 8,958 0.6
Hope Bancorp, Inc. ........ 751 9,680 0.6
Pathward Financial, Inc. ..... 6,366 315,881 19.3
Preferred Bank/Los Angeles CA 777 55,268 3.4
S&T Bancorp, Inc. ......... 281 10,223 0.6
843,548
Insurance
Employers Holdings, Inc. .... 225 9,871 0.6
Genworth Financial, Inc., Class
A .................. 92,908 512,852 31.4
Safety Insurance Group, Inc. .. 111 9,367 0.6
Stewart Information Services
Corp. ............... 5,195 248,165 15.2
780,255
Equity Real Estate Investment
Trusts (REITs)
RPT Realty ............. 972 10,187 0.6
Total Reference Entity — Long ............ 1,633,990
Net Value of Reference Entity — HSBC Bank plc $ 1,633,990
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp. 717 16,204 1.1
Pathward Financial, Inc. ..... 153 7,592 0.5
Preferred Bank/Los Angeles CA 16,088 1,144,339 78.5
S&T Bancorp, Inc. ......... 2,178 79,236 5.5
1,247,371
Insurance
Genworth Financial, Inc., Class
A .................. 38,035 209,953 14.4
Total Reference Entity — Long ............ 1,457,324
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 1,457,324
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 143,766 $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 89,006 $ — $ — $ — $ 89,006
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 143,766 — — — 143,766
$ — $ — $ 232,772 $ — $ — $ — $ 232,772
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 171,073 $ — $ — $ — $ 171,073
Swaps .............................. — — 937,570 — — — 937,570
$ — $ — $ 1,108,643 $ — $ — $ — $ 1,108,643
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (73,053) $ — $ — $ — $ (73,053)
Swaps .............................. — — (403,463) — — — (403,463)
$ — $ — $ (476,516) $ — $ — $ — $ (476,516)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,735,120
Total return swaps
Average notional value ............................................................................................... $ 4,393,125
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 60,772 $ —
Swaps — OTC
(a)
.................................................................................... 143,766 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 204,538 $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(60,772) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 143,766 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Small-Cap Multifactor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
Goldman Sachs Bank USA .......................... $ 10,084 $ — $ — $ — $ 10,084
HSBC Bank plc .................................. 115,914 — — — 115,914
JPMorgan Chase Bank NA .......................... 17,768 — — — 17,768
$ 143,766 $ — $ — $ — $ 143,766
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,022,068,464 $ 1,795,518 $ — $ 1,023,863,982
Short-Term Securities
Money Market Funds ...................................... 57,415,721 — — 57,415,721
$ 1,079,484,185 $ 1,795,518 $ — $ 1,081,279,703
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 89,006 $ 143,766 $ — $ 232,772
$ 89,006 $ 143,766 $ — $ 232,772
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
General Dynamics Corp. .............. 3,163 $ 737,169
L3Harris Technologies, Inc. ............ 5,645 1,212,659
Lockheed Martin Corp. ............... 12,559 5,818,082
Northrop Grumman Corp. ............. 10,190 4,565,528
12,333,438
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc. . 1,322 142,974
United Parcel Service, Inc., Class B ...... 22,497 4,167,120
4,310,094
Automobiles — 1.5%
Ford Motor Co. .................... 90,801 1,226,722
General Motors Co. ................. 77,688 3,054,692
Harley-Davidson, Inc. ................ 40,211 1,850,912
Tesla, Inc.
(a)
....................... 73,437 12,720,757
Thor Industries, Inc. ................. 5,268 502,199
19,355,282
Banks — 3.2%
Bank of America Corp. ............... 279,224 9,906,868
Citigroup, Inc. ..................... 95,720 4,998,498
Fifth Third Bancorp ................. 14,218 515,971
JPMorgan Chase & Co. .............. 127,421 17,833,843
Popular, Inc. ...................... 50,575 3,471,468
Regions Financial Corp. .............. 17,684 416,281
SVB Financial Group
(a)
............... 1,079 326,333
US Bancorp ...................... 24,732 1,231,654
Wells Fargo & Co. .................. 48,878 2,290,912
40,991,828
Beverages — 1.6%
Coca-Cola Co. (The) ................ 133,039 8,157,952
Coca-Cola Europacific Partners plc ....... 8,272 465,052
PepsiCo, Inc. ..................... 74,219 12,692,933
21,315,937
Biotechnology — 2.4%
AbbVie, Inc. ...................... 96,627 14,276,639
Amgen, Inc. ...................... 17,489 4,414,224
Biogen, Inc.
(a)
..................... 2,364 687,688
Gilead Sciences, Inc. ................ 32,959 2,766,578
Moderna , Inc.
(a)
.................... 29,905 5,265,074
Vertex Pharmaceuticals, Inc.
(a)
.......... 11,093 3,584,148
30,994,351
Building Products — 0.5%
Builders FirstSource , Inc.
(a)
............ 8,887 708,294
Carrier Global Corp. ................. 15,014 683,587
Lennox International, Inc. ............. 838 218,400
Trex Co., Inc.
(a)(b)
................... 19,820 1,044,910
UFP Industries, Inc. ................. 42,864 4,009,927
6,665,118
Capital Markets — 6.1%
Affiliated Managers Group, Inc. ......... 17,735 3,063,544
Ameriprise Financial, Inc. ............. 14,498 5,076,040
Bank of New York Mellon Corp. (The) ..... 75,734 3,829,868
BlackRock, Inc.
(c)
................... 4,450 3,378,485
Blackstone, Inc., NVS ................ 53,229 5,107,855
Charles Schwab Corp. (The) ........... 34,905 2,702,345
Goldman Sachs Group, Inc. (The) ....... 14,919 5,457,519
Interactive Brokers Group, Inc., Class A .... 67,205 5,372,368
Janus Henderson Group plc ........... 115,269 2,987,772
Jefferies Financial Group, Inc. .......... 132,136 5,190,302
LPL Financial Holdings, Inc. ............ 4,969 1,178,249
Security
Shares
Shares Value
Capital Markets (continued)
Moody's Corp. ..................... 2,930 $ 945,658
Morgan Stanley .................... 75,416 7,340,239
MSCI, Inc. ....................... 10,188 5,415,533
Nasdaq, Inc. ...................... 24,802 1,492,832
Northern Trust Corp. ................. 19,499 1,890,818
Raymond James Financial, Inc. ......... 41,511 4,681,195
S&P Global, Inc. ................... 19,425 7,283,210
State Street Corp. .................. 47,245 4,314,886
Stifel Financial Corp. ................ 26,755 1,803,555
T. Rowe Price Group, Inc. ............. 1,044 121,595
XP, Inc., Class A
(a)(b)
................. 74,660 1,330,441
79,964,309
Chemicals — 0.8%
CF Industries Holdings, Inc. ............ 1,240 105,028
Chemours Co. (The) ................. 86,014 3,130,050
Dow, Inc. ........................ 21,503 1,276,203
LyondellBasell Industries NV, Class A ..... 8,126 785,703
Mosaic Co. (The) ................... 6,057 300,064
Olin Corp. ........................ 52,563 3,395,044
Sherwin-Williams Co. (The) ............ 6,480 1,533,103
10,525,195
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 10,073 4,469,793
Tetra Tech, Inc. .................... 9,025 1,403,568
5,873,361
Communications Equipment — 1.0%
Arista Networks, Inc.
(a)
............... 14,895 1,877,068
Cisco Systems, Inc. ................. 103,683 5,046,252
Motorola Solutions, Inc. .............. 22,710 5,836,697
12,760,017
Construction & Engineering — 0.2%
EMCOR Group, Inc. ................. 16,265 2,411,286
Consumer Finance — 1.3%
Ally Financial, Inc. .................. 152,339 4,949,494
American Express Co. ............... 2,244 392,543
Capital One Financial Corp. ............ 17,112 2,036,328
Credit Acceptance Corp.
(a)(b)
............ 269 124,450
OneMain Holdings, Inc. ............... 84,569 3,648,307
SLM Corp. ....................... 171,927 3,020,757
Synchrony Financial ................. 82,067 3,014,321
17,186,200
Containers & Packaging — 0.4%
Amcor plc ........................ 293,744 3,542,553
Avery Dennison Corp. ................ 9,953 1,885,496
5,428,049
Diversified Consumer Services — 0.3%
H&R Block, Inc. .................... 108,010 4,210,230
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 294,148 5,991,795
Liberty Global plc, Class C, NVS
(a)
....... 12,660 282,951
Lumen Technologies, Inc. ............. 48,288 253,512
Verizon Communications, Inc. .......... 128,876 5,357,375
11,885,633
Electric Utilities — 1.6%
Constellation Energy Corp. ............ 25,793 2,201,690
Duke Energy Corp. ................. 36,100 3,698,445
Exelon Corp. ...................... 56,450 2,381,625
FirstEnergy Corp. .................. 30,645 1,254,913
NextEra Energy, Inc. ................ 56,981 4,252,492

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
NRG Energy, Inc. ................... 72,503 $ 2,481,053
Southern Co. (The) ................. 76,513 5,178,400
21,448,618
Electrical Equipment — 1.1%
Atkore , Inc.
(a)
...................... 28,736 3,742,864
Eaton Corp. plc .................... 19,925 3,232,034
Emerson Electric Co. ................ 58,114 5,243,045
nVent Electric plc ................... 15,700 624,075
Rockwell Automation, Inc. ............. 6,077 1,713,897
14,555,915
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ....................... 1,067 209,164
Jabil, Inc. ........................ 36,144 2,842,003
Keysight Technologies, Inc.
(a)
........... 21,648 3,882,569
Zebra Technologies Corp., Class A
(a)
...... 3,906 1,234,999
8,168,735
Energy Equipment & Services — 0.6%
Baker Hughes Co. .................. 54,795 1,739,193
ChampionX Corp. .................. 94,457 3,118,970
Helmerich & Payne, Inc. .............. 13,396 648,902
Schlumberger Ltd. .................. 40,311 2,296,921
7,803,986
Entertainment — 0.3%
Electronic Arts, Inc. ................. 12,250 1,576,330
Live Nation Entertainment, Inc.
(a)
........ 13,723 1,104,564
Spotify Technology SA
(a)
.............. 9,899 1,115,816
3,796,710
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp. ............... 3,758 839,500
Brixmor Property Group, Inc. ........... 101,100 2,378,883
Crown Castle, Inc. .................. 12,667 1,876,109
Equity Residential .................. 32,085 2,042,210
First Industrial Realty Trust, Inc. ......... 15,280 815,188
Lamar Advertising Co., Class A ......... 27,960 2,978,858
Mid-America Apartment Communities, Inc. .. 21,609 3,602,652
Prologis, Inc. ...................... 50,234 6,494,252
Public Storage ..................... 7,501 2,282,854
Simon Property Group, Inc. ............ 22,174 2,848,472
Vornado Realty Trust ................ 37,597 916,991
Weyerhaeuser Co. .................. 120,571 4,151,260
31,227,229
Food & Staples Retailing — 1.6%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 7,191 521,132
Costco Wholesale Corp. .............. 11,174 5,711,478
Kroger Co. (The) ................... 113,024 5,044,261
Walmart, Inc. ...................... 69,520 10,001,843
21,278,714
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 24,818 2,056,171
General Mills, Inc. .................. 67,446 5,285,069
Hershey Co. (The) .................. 15,574 3,497,920
Kraft Heinz Co. (The) ................ 3,392 137,478
Mondelez International, Inc., Class A ...... 28,283 1,850,840
Tyson Foods, Inc., Class A ............ 3,622 238,146
13,065,624
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................. 79,017 8,735,329
Dentsply Sirona, Inc. ................ 44,093 1,623,945
Hologic , Inc.
(a)
..................... 46,211 3,760,189
IDEXX Laboratories, Inc.
(a)
............. 2,459 1,181,550
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Lantheus Holdings, Inc.
(a)
............. 25,687 $ 1,477,003
Medtronic plc ..................... 54,690 4,577,006
Stryker Corp. ..................... 6,457 1,638,851
22,993,873
Health Care Providers & Services — 3.9%
AMN Healthcare Services, Inc.
(a)
......... 30,146 2,889,193
Cigna Corp. ...................... 1,454 460,438
CVS Health Corp. .................. 78,055 6,886,012
DaVita, Inc.
(a)
...................... 17,976 1,481,043
Elevance Health, Inc. ................ 12,723 6,361,373
HCA Healthcare, Inc. ................ 2,313 589,977
Humana, Inc. ..................... 8,422 4,309,537
Laboratory Corp. of America Holdings ..... 2,102 529,956
McKesson Corp. ................... 9,378 3,551,261
Molina Healthcare, Inc.
(a)
.............. 16,162 5,039,796
Quest Diagnostics, Inc. ............... 3,146 467,118
UnitedHealth Group, Inc. .............. 36,435 18,187,988
50,753,692
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 4,159 709,317
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A
(a)
................ 41,511 4,612,287
Booking Holdings, Inc.
(a)
.............. 1,447 3,522,143
McDonald's Corp. .................. 33,199 8,877,412
Starbucks Corp. .................... 47,777 5,214,382
Yum! Brands, Inc. .................. 42,018 5,483,769
27,709,993
Household Durables — 0.1%
Newell Brands, Inc. ................. 9,737 155,402
Tempur Sealy International, Inc. ......... 44,176 1,800,172
1,955,574
Household Products — 1.6%
Procter & Gamble Co. (The) ........... 144,871 20,626,733
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ...................... 88,202 2,033,938
Industrial Conglomerates — 0.2%
Honeywell International, Inc. ........... 10,552 2,199,881
Insurance — 3.0%
Aflac, Inc. ........................ 66,139 4,861,216
Allstate Corp. (The) ................. 25,921 3,330,071
American Financial Group, Inc. ......... 11,994 1,710,224
Everest Re Group Ltd. ............... 2,359 824,919
Fidelity National Financial, Inc. .......... 85,173 3,750,167
First American Financial Corp. .......... 71,382 4,416,404
Hartford Financial Services Group, Inc. (The) 17,577 1,364,151
Lincoln National Corp. ............... 57,097 2,022,947
MetLife, Inc. ...................... 97,245 7,100,830
Old Republic International Corp. ......... 52,138 1,375,922
Principal Financial Group, Inc. .......... 1,314 121,611
Progressive Corp. (The) .............. 11,529 1,571,979
Prudential Financial, Inc. .............. 17,966 1,885,352
RenaissanceRe Holdings Ltd. .......... 1,112 217,607
RLI Corp. ........................ 9,675 1,281,454
Travelers Cos., Inc. (The) ............. 14,516 2,774,298
38,609,152
Interactive Media & Services — 2.7%
(a)
Alphabet, Inc., Class C, NVS ........... 228,192 22,789,535
Match Group, Inc. .................. 42,614 2,306,270

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A ........... 65,951 $ 9,824,720
34,920,525
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.
(a)
................. 268,039 27,642,862
eBay, Inc. ........................ 55,316 2,738,142
Etsy, Inc.
(a)(b)
...................... 30,181 4,152,302
MercadoLibre , Inc.
(a)
................. 1,865 2,203,852
36,737,158
IT Services — 4.3%
Accenture plc, Class A ............... 31,275 8,727,289
Amdocs Ltd. ...................... 22,820 2,097,843
Automatic Data Processing, Inc. ......... 9,684 2,186,744
Concentrix Corp. ................... 15,952 2,262,153
EPAM Systems, Inc.
(a)
................ 380 126,407
ExlService Holdings, Inc.
(a)
............ 17,075 2,912,995
Fiserv, Inc.
(a)
...................... 15,602 1,664,421
Gartner, Inc.
(a)
..................... 8,460 2,860,664
GoDaddy , Inc., Class A
(a)
.............. 3,499 287,373
International Business Machines Corp. .... 31,421 4,233,351
Mastercard , Inc., Class A .............. 26,256 9,730,474
MongoDB, Inc.
(a)
................... 3,640 779,724
Okta , Inc., Class A
(a)
................. 10,068 741,106
Paychex, Inc. ..................... 10,185 1,180,034
PayPal Holdings, Inc.
(a)
............... 12,931 1,053,747
VeriSign, Inc.
(a)
.................... 2,702 589,171
Visa, Inc., Class A .................. 64,109 14,758,533
56,192,029
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. ............. 23,912 3,636,537
Danaher Corp. .................... 22,122 5,848,614
IQVIA Holdings, Inc.
(a)
................ 6,056 1,389,307
Medpace Holdings, Inc.
(a)
............. 4,696 1,038,145
Mettler -Toledo International, Inc.
(a)
....... 2,033 3,116,426
Thermo Fisher Scientific, Inc. ........... 14,178 8,086,139
West Pharmaceutical Services, Inc. ...... 765 203,184
23,318,352
Machinery — 1.8%
AGCO Corp. ...................... 6,388 882,374
Caterpillar, Inc. .................... 9,390 2,369,003
Deere & Co. ...................... 7,665 3,241,069
Dover Corp. ...................... 3,291 499,673
Illinois Tool Works, Inc. ............... 23,956 5,654,574
Otis Worldwide Corp. ................ 125,083 10,285,575
Parker-Hannifin Corp. ................ 2,891 942,466
23,874,734
Media — 2.1%
Charter Communications, Inc., Class A
(a)
... 5,132 1,972,279
Comcast Corp., Class A .............. 135,478 5,331,059
DISH Network Corp., Class A
(a)
......... 26,738 384,760
Fox Corp., Class A, NVS .............. 134,641 4,569,716
Interpublic Group of Cos., Inc. (The) ...... 162,557 5,926,828
News Corp., Class A, NVS ............ 125,273 2,538,031
Nexstar Media Group, Inc. ............. 4,781 979,005
Omnicom Group, Inc. ................ 28,648 2,463,441
Sirius XM Holdings, Inc.
(b)
............. 458,907 2,657,072
26,822,191
Metals & Mining — 0.8%
Alcoa Corp. ....................... 18,916 988,172
Commercial Metals Co. ............... 3,494 189,619
Nucor Corp. ...................... 11,385 1,924,293
Reliance Steel & Aluminum Co. ......... 16,301 3,707,663
Security
Shares
Shares Value
Metals & Mining (continued)
Southern Copper Corp. ............... 40,063 $ 3,013,138
9,822,885
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.
(b)
............. 181,388 2,104,101
Multiline Retail — 0.5%
Macy's, Inc. ...................... 188,357 4,450,876
Target Corp. ...................... 15,502 2,668,514
7,119,390
Multi-Utilities — 1.0%
Ameren Corp. ..................... 39,680 3,447,002
DTE Energy Co. ................... 39,608 4,609,183
Public Service Enterprise Group, Inc. ..... 15,736 974,530
Sempra Energy .................... 2,299 368,599
WEC Energy Group, Inc. .............. 40,366 3,794,000
13,193,314
Oil, Gas & Consumable Fuels — 4.2%
Antero Resources Corp.
(a)
............. 55,047 1,587,555
APA Corp. ....................... 72,479 3,212,994
Chesapeake Energy Corp. ............ 34,331 2,977,184
Chevron Corp. ..................... 63,862 11,113,265
Chord Energy Corp. ................. 2,506 359,185
ConocoPhillips .................... 8,552 1,042,232
Devon Energy Corp. ................. 45,928 2,904,487
DT Midstream, Inc. .................. 2,166 118,394
EOG Resources, Inc. ................ 7,944 1,050,594
Exxon Mobil Corp. .................. 123,804 14,362,502
Kinder Morgan, Inc. ................. 76,945 1,408,094
Marathon Oil Corp. .................. 60,304 1,656,551
Murphy Oil Corp. ................... 64,517 2,813,586
Occidental Petroleum Corp. ............ 12,007 777,934
Ovintiv , Inc. ....................... 25,599 1,260,239
PDC Energy, Inc. ................... 15,563 1,054,082
Range Resources Corp. .............. 122,514 3,065,300
SM Energy Co. .................... 80,997 2,662,371
Texas Pacific Land Corp. .............. 270 538,880
Valero Energy Corp. ................. 2,813 393,904
54,359,333
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ............... 49,873 3,395,853
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A .... 26,109 7,234,282
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. .............. 117,760 8,555,264
Eli Lilly & Co. ..................... 28,365 9,761,815
Johnson & Johnson ................. 109,110 17,830,756
Merck & Co., Inc. ................... 111,025 11,925,195
Pfizer, Inc. ....................... 219,805 9,706,589
Royalty Pharma plc, Class A ........... 38,195 1,496,862
Zoetis, Inc. ....................... 985 163,008
59,439,489
Professional Services — 0.5%
ASGN, Inc.
(a)
...................... 19,409 1,765,248
Robert Half International, Inc. ........... 50,427 4,233,851
5,999,099
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A
(a)
........... 23,693 2,025,988

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Road & Rail — 0.4%
Avis Budget Group, Inc.
(a)
............. 16,033 $ 3,207,241
Landstar System, Inc. ................ 5,470 945,380
Union Pacific Corp. ................. 3,661 747,540
4,900,161
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.
(a)
......... 8,414 632,312
Applied Materials, Inc. ............... 37,765 4,210,420
Broadcom, Inc. .................... 20,298 11,874,533
Enphase Energy, Inc.
(a)
............... 7,547 1,670,755
Intel Corp. ....................... 94,722 2,676,844
KLA Corp. ........................ 9,645 3,785,469
Lam Research Corp. ................ 4,197 2,098,920
Lattice Semiconductor Corp.
(a)
.......... 47,806 3,623,217
NVIDIA Corp. ..................... 81,943 16,009,204
Qorvo , Inc.
(a)
...................... 12,837 1,394,868
QUALCOMM, Inc. .................. 54,846 7,306,036
Synaptics , Inc.
(a)
................... 27,741 3,468,457
Teradyne, Inc. ..................... 12,079 1,228,434
Texas Instruments, Inc. ............... 50,019 8,863,867
68,843,336
Software — 10.4%
Adobe, Inc.
(a)
...................... 10,372 3,841,167
Atlassian Corp., Class A
(a)(b)
............ 39,716 6,418,900
Cadence Design Systems, Inc.
(a)
........ 32,973 6,028,454
Crowdstrike Holdings, Inc., Class A
(a)
...... 26,406 2,796,395
Datadog , Inc., Class A
(a)
.............. 15,114 1,130,678
DocuSign, Inc.
(a)
................... 66,100 4,008,304
Dynatrace , Inc.
(a)
................... 31,543 1,212,198
Elastic NV
(a)
...................... 39,479 2,322,944
Fair Isaac Corp.
(a)
................... 6,574 4,377,955
Fortinet, Inc.
(a)
..................... 104,362 5,462,307
HubSpot , Inc.
(a)
.................... 4,432 1,537,948
Intuit, Inc. ........................ 13,543 5,724,220
Manhattan Associates, Inc.
(a)
........... 33,904 4,419,725
Microsoft Corp. .................... 265,047 65,681,297
Nutanix , Inc., Class A
(a)
............... 31,011 864,277
Oracle Corp. ...................... 74,356 6,577,532
Palo Alto Networks, Inc.
(a)
............. 22,438 3,559,564
Qualys , Inc.
(a)
..................... 22,639 2,611,635
ServiceNow , Inc.
(a)
.................. 2,994 1,362,659
Synopsys, Inc.
(a)
................... 12,385 4,381,194
Zscaler , Inc.
(a)
..................... 10,725 1,331,616
135,650,969
Specialty Retail — 2.8%
AutoNation, Inc.
(a)(b)
................. 29,831 3,780,184
AutoZone, Inc.
(a)
................... 261 636,540
Bath & Body Works, Inc. .............. 67,952 3,126,471
Best Buy Co., Inc. .................. 27,562 2,445,301
Dick's Sporting Goods, Inc. ............ 38,643 5,052,959
Home Depot, Inc. (The) .............. 33,177 10,754,988
Security
Shares
Shares Value
Specialty Retail (continued)
Lowe's Cos., Inc. ................... 17,756 $ 3,697,687
Murphy USA, Inc.
(b)
................. 8,171 2,222,757
Williams-Sonoma, Inc. ............... 39,558 5,337,957
37,054,844
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ....................... 518,473 74,810,469
Dell Technologies, Inc., Class C ......... 12,977 527,126
Hewlett Packard Enterprise Co. ......... 212,363 3,425,415
HP, Inc. ......................... 55,683 1,622,603
NetApp, Inc. ...................... 4,333 286,975
Pure Storage, Inc., Class A
(a)
........... 4,344 125,715
Seagate Technology Holdings plc ........ 4,949 335,443
81,133,746
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.
(a)
...................... 36,728 4,472,369
Deckers Outdoor Corp.
(a)(b)
............. 6,342 2,711,078
NIKE, Inc., Class B ................. 20,537 2,614,976
Tapestry, Inc. ...................... 11,935 543,878
10,342,301
Tobacco — 0.7%
Altria Group, Inc. ................... 18,653 840,131
Philip Morris International, Inc. .......... 83,765 8,731,664
9,571,795
Trading Companies & Distributors — 0.4%
(a)
Univar Solutions, Inc. ................ 113,401 3,910,067
WESCO International, Inc. ............. 12,325 1,836,548
5,746,615
Water Utilities — 0.3%
American Water Works Co., Inc. ......... 20,995 3,285,508
Total Long-Term Investments — 99.8%
(Cost: $1,255,346,718) ........................... 1,298,236,010
Short-Term Securities
Money Market Funds — 1.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 19,098,137 19,109,596
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 3,893,237 3,893,237
Total Short-Term Securities — 1.8%
(Cost: $22,993,237) .............................. 23,002,833
Total Investments — 101.6%
(Cost: $1,278,339,955 ) ........................... 1,321,238,843
Liabilities in Excess of Other Assets — (1.6)% ............ (20,404,645)
Net Assets — 100.0% ..............................
$ 1,300,834,198
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 11,854,615 $ 7,237,708
(a)
$ — $ 8,561 $ 8,712 $ 19,109,596 19,098,137 $ 122,724
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 2,280,000 1,613,237
(a)
— — — 3,893,237 3,893,237 40,145 1
BlackRock, Inc. ............ 2,686,758 526,113 (229,585) 21,438 373,761 3,378,485 4,450 39,801 —
$ 29,999 $ 382,473 $ 26,381,318 $ 202,670 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 03/17/23 $ 1,636 $ 68,925
S&P Mid 400 E-Mini Index .................................................... 2 03/17/23 533 15,835
$ 84,760
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 84,760 $ — $ — $ — $ 84,760
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 209,050 $ — $ — $ — $ 209,050
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (164,193) $ — $ — $ — $ (164,193)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Equity Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,931,260
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,298,236,010 $ — $ — $ 1,298,236,010
Short-Term Securities
Money Market Funds ...................................... 23,002,833 — — 23,002,833
$ 1,321,238,843 $ — $ — $ 1,321,238,843
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 84,760 $ — $ — $ 84,760
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Banks — 0.0%
Pathward Financial, Inc. .............. 711 $ 35,280
Biotechnology — 9.0%
(a)
Adicet Bio, Inc. .................... 5,735 52,475
Allogene Therapeutics, Inc. ............ 16,258 125,512
Arcus Biosciences, Inc. ............... 9,470 204,836
Beam Therapeutics, Inc. .............. 11,710 508,799
BioCryst Pharmaceuticals, Inc. .......... 37,267 393,167
Blueprint Medicines Corp.
(b)
............ 11,837 553,261
Coherus Biosciences, Inc. ............. 14,782 125,351
Editas Medicine, Inc. ................ 13,854 137,016
Exelixis, Inc. ...................... 64,011 1,127,874
Fate Therapeutics, Inc. ............... 18,552 110,570
ImmunityBio, Inc. ................... 16,836 63,977
Intellia Therapeutics, Inc. ............. 16,102 683,369
Iovance Biotherapeutics, Inc. ........... 28,791 229,176
Moderna, Inc. ..................... 67,247 11,839,507
Regeneron Pharmaceuticals, Inc. ........ 16,961 12,864,410
SpringWorks Therapeutics, Inc. ......... 8,975 281,815
Twist Bioscience Corp.
(b)
.............. 11,101 318,488
Vir Biotechnology, Inc. ............... 16,254 480,306
Xencor, Inc.
(b)
..................... 11,906 391,945
30,491,854
Capital Markets — 0.3%
Avantax, Inc.
(a)
..................... 1,346 39,222
Coinbase Global, Inc., Class A
(a)(b)
........ 4,141 242,166
Donnelley Financial Solutions, Inc.
(a)
...... 801 36,534
MarketAxess Holdings, Inc. ............ 993 361,303
Open Lending Corp., Class A
(a)
.......... 2,780 24,380
Tradeweb Markets, Inc., Class A ......... 2,972 221,533
Virtu Financial, Inc., Class A ............ 2,713 52,388
977,526
Chemicals — 0.1%
Ginkgo Bioworks Holdings, Inc.
(a)(b)
....... 191,671 373,758
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. .............. 9,300 175,491
Calix, Inc.
(a)
....................... 7,681 404,328
Juniper Networks, Inc. ............... 42,850 1,384,055
1,963,874
Consumer Finance — 0.1%
Bread Financial Holdings, Inc. .......... 1,235 50,672
Enova International, Inc.
(a)
............. 825 37,661
Green Dot Corp., Class A
(a)
............ 1,254 22,672
OneMain Holdings, Inc. ............... 3,295 142,146
SoFi Technologies, Inc.
(a)(b)
............ 20,520 142,204
Upstart Holdings, Inc.
(a)(b)
.............. 1,817 33,942
429,297
Diversified Consumer Services — 0.0%
OmniAb, Inc., NVS
(a)(c)
............... 934 —
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc. ............. 61,097 320,759
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 13,651 1,978,303
Regal Rexnord Corp. ................ 3,924 546,221
2,524,524
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp. ..................... 9,951 544,718
FARO Technologies, Inc.
(a)
............. 1,109 30,475
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
MicroVision, Inc.
(a)(b)
................. 9,811 $ 24,626
599,819
Entertainment — 2.7%
Netflix, Inc.
(a)
...................... 26,138 9,249,193
Equity Real Estate Investment Trusts (REITs) — 2.7%
Digital Realty Trust, Inc. .............. 26,133 2,995,364
Equinix, Inc. ...................... 8,396 6,197,340
9,192,704
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc.
(a)
............... 20,950 5,147,205
Health Care Providers & Services — 0.0%
Invitae Corp.
(a)(b)
.................... 48,246 113,861
Household Durables — 0.0%
iRobot Corp.
(a)
..................... 1,589 71,505
Interactive Media & Services — 9.0%
(a)
Alphabet, Inc., Class A ............... 129,420 12,791,873
Bumble, Inc., Class A ................ 4,904 126,278
fuboTV, Inc.
(b)
..................... 10,925 28,077
Meta Platforms, Inc., Class A ........... 105,263 15,681,029
Pinterest, Inc., Class A ............... 34,282 901,274
Rumble, Inc.
(b)
..................... 5,850 58,793
Snap, Inc., Class A, NVS .............. 59,538 688,259
Vimeo, Inc. ....................... 11,662 52,945
30,328,528
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.
(a)
................. 138,095 14,241,737
Coupang, Inc.
(a)
.................... 95,846 1,618,839
eBay, Inc. ........................ 49,350 2,442,825
Etsy, Inc.
(a)(b)
...................... 11,311 1,556,168
MercadoLibre, Inc.
(a)
................. 4,045 4,779,936
24,639,505
IT Services — 11.7%
Affirm Holdings, Inc.
(a)(b)
............... 5,455 88,316
Akamai Technologies, Inc.
(a)
............ 20,660 1,837,707
AvidXchange Holdings, Inc.
(a)
........... 3,358 37,341
Block, Inc., Class A
(a)
................ 14,365 1,173,908
Broadridge Financial Solutions, Inc. ...... 3,150 473,634
DigitalOcean Holdings, Inc.
(a)
........... 5,478 160,779
Euronet Worldwide, Inc.
(a)
............. 1,266 142,653
Evo Payments, Inc., Class A
(a)
.......... 1,249 42,304
Fastly, Inc., Class A
(a)
................ 10,002 103,521
Fidelity National Information Services, Inc. .. 15,915 1,194,261
Fiserv, Inc.
(a)
...................... 16,765 1,788,490
FleetCor Technologies, Inc.
(a)
........... 1,927 402,377
Flywire Corp.
(a)
.................... 2,301 62,058
Global Payments, Inc. ............... 7,214 813,162
GoDaddy, Inc., Class A
(a)
.............. 14,163 1,163,207
I3 Verticals, Inc., Class A
(a)
............. 597 17,265
Jack Henry & Associates, Inc. .......... 1,963 353,517
Marqeta, Inc., Class A
(a)
.............. 10,737 71,186
Mastercard, Inc., Class A .............. 22,958 8,508,235
MongoDB, Inc.
(a)
................... 6,010 1,287,402
Okta, Inc., Class A
(a)
................. 19,634 1,445,259
Paya Holdings, Inc., Class A
(a)
.......... 2,428 23,600
Payoneer Global, Inc.
(a)
............... 5,390 32,124
PayPal Holdings, Inc.
(a)
............... 30,561 2,490,416
Repay Holdings Corp.
(a)
.............. 2,069 20,152
Shift4 Payments, Inc., Class A
(a)
......... 1,412 90,424
Snowflake, Inc., Class A
(a)
............. 24,940 3,901,614
SS&C Technologies Holdings, Inc. ....... 5,939 358,419

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Toast, Inc., Class A
(a)(b)
............... 7,877 $ 175,736
Twilio, Inc., Class A
(a)
................ 15,690 938,890
Visa, Inc., Class A .................. 43,837 10,091,716
WEX, Inc.
(a)(b)
...................... 1,153 213,270
39,502,943
Leisure Products — 0.1%
Peloton Interactive, Inc., Class A
(a)
....... 17,413 225,150
Life Sciences Tools & Services — 0.0%
Bionano Genomics, Inc.
(a)(b)
............ 59,071 106,919
Machinery — 0.1%
3D Systems Corp.
(a)
................. 7,613 82,677
Altra Industrial Motion Corp. ........... 3,851 235,181
Proto Labs, Inc.
(a)
................... 1,603 49,052
366,910
Pharmaceuticals — 0.1%
(a)
Ligand Pharmaceuticals, Inc. ........... 3,236 225,549
OmniAb, Inc., NVS
(c)
................. 934 —
225,549
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp. ....... 17,339 1,640,963
CACI International, Inc., Class A
(a)
....... 3,095 953,538
Science Applications International Corp. ... 7,292 756,764
3,351,265
Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices, Inc.
(a)
......... 95,417 7,170,587
Analog Devices, Inc. ................. 30,272 5,190,740
CEVA, Inc.
(a)
...................... 1,342 44,447
Intel Corp. ....................... 246,133 6,955,719
Lattice Semiconductor Corp.
(a)
.......... 8,063 611,095
Marvell Technology, Inc. .............. 50,657 2,185,849
MaxLinear, Inc.
(a)
................... 4,305 177,366
Microchip Technology, Inc. ............. 32,157 2,496,026
NVIDIA Corp.
(b)
.................... 77,026 15,048,570
QUALCOMM, Inc. .................. 66,755 8,892,433
Silicon Laboratories, Inc.
(a)
............. 1,934 303,464
Texas Instruments, Inc. ............... 54,084 9,584,226
58,660,522
Software — 29.6%
A10 Networks, Inc. .................. 8,890 137,617
ACI Worldwide, Inc.
(a)
................ 3,016 84,237
Adobe, Inc.
(a)
...................... 27,535 10,197,312
Alarm.com Holdings, Inc.
(a)
............ 6,308 338,109
Altair Engineering, Inc., Class A
(a)
........ 3,096 164,398
Alteryx, Inc., Class A
(a)
............... 5,307 294,485
ANSYS, Inc.
(a)
..................... 5,181 1,380,011
Appian Corp., Class A
(a)
.............. 3,629 150,114
Atlassian Corp., Class A
(a)
............. 13,401 2,165,870
Autodesk, Inc.
(a)
.................... 12,841 2,762,870
AvePoint, Inc.
(a)
.................... 9,445 42,219
Bentley Systems, Inc., Class B .......... 12,047 470,435
Bill.com Holdings, Inc.
(a)
.............. 2,689 310,902
Black Knight, Inc.
(a)
.................. 4,070 246,601
Blackline, Inc.
(a)
.................... 1,320 94,776
C3.ai, Inc., Class A
(a)(b)
............... 7,690 152,647
CCC Intelligent Solutions Holdings, Inc.
(a)
... 3,385 31,311
Clear Secure, Inc., Class A ............ 8,621 270,613
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
1,438 28,156
CommVault Systems, Inc.
(a)
............ 3,965 246,742
Confluent, Inc., Class A
(a)(b)
............ 13,033 301,062
Crowdstrike Holdings, Inc., Class A
(a)
...... 28,613 3,030,117
Security
Shares
Shares Value
Software (continued)
Dropbox, Inc., Class A
(a)
.............. 24,341 $ 565,441
Duck Creek Technologies, Inc.
(a)
......... 2,015 38,144
Everbridge, Inc.
(a)
................... 5,249 167,758
ForgeRock, Inc., Class A
(a)
............. 5,047 100,233
Fortinet, Inc.
(a)
..................... 86,515 4,528,195
Freshworks, Inc., Class A
(a)(b)
........... 12,252 198,237
Gitlab, Inc., Class A
(a)
................ 6,462 319,287
Guidewire Software, Inc.
(a)
............. 2,275 166,621
HubSpot, Inc.
(a)(b)
................... 4,203 1,458,483
Informatica, Inc., Class A
(a)(b)
........... 10,084 179,495
Intuit, Inc. ........................ 7,372 3,115,923
KnowBe4, Inc., Class A
(a)(b)
............ 11,041 274,811
Matterport, Inc.
(a)(b)
.................. 13,996 49,266
Microsoft Corp. .................... 50,972 12,631,371
MicroStrategy, Inc., Class A
(a)(b)
.......... 850 213,971
nCino, Inc.
(a)(b)
..................... 1,826 52,224
Nutanix, Inc., Class A
(a)
............... 20,788 579,362
Oracle Corp. ...................... 140,550 12,433,053
Palo Alto Networks, Inc.
(a)
............. 39,552 6,274,529
Pegasystems, Inc. .................. 3,511 136,508
Progress Software Corp. .............. 3,845 203,939
PTC, Inc.
(a)
....................... 6,414 865,120
Q2 Holdings, Inc.
(a)
.................. 1,438 47,051
Qualys, Inc.
(a)
..................... 4,536 523,273
Rapid7, Inc.
(a)
..................... 7,677 306,082
Salesforce, Inc.
(a)
................... 87,890 14,762,883
SentinelOne, Inc., Class A
(a)
............ 25,410 383,437
ServiceNow, Inc.
(a)
.................. 18,330 8,342,533
Splunk, Inc.
(a)
..................... 13,624 1,304,770
Sprinklr, Inc., Class A
(a)
............... 6,473 64,342
Sprout Social, Inc., Class A
(a)
........... 4,142 264,964
Sumo Logic, Inc.
(a)
.................. 8,231 97,373
Tenable Holdings, Inc.
(a)
.............. 14,321 576,134
Teradata Corp.
(a)
................... 9,105 317,582
Varonis Systems, Inc.
(a)
............... 14,229 367,677
Vertex, Inc., Class A
(a)
................ 999 13,487
VMware, Inc., Class A
(a)
.............. 30,133 3,690,389
Workiva, Inc.
(a)
..................... 1,243 107,557
Zscaler, Inc.
(a)
..................... 11,298 1,402,760
Zuora, Inc., Class A
(a)
................ 11,157 88,363
100,113,232
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc. ....................... 87,943 12,689,296
HP, Inc. ......................... 91,474 2,665,552
NetApp, Inc. ...................... 19,606 1,298,505
Pure Storage, Inc., Class A
(a)
........... 25,423 735,742
Western Digital Corp.
(a)
............... 28,383 1,247,433
18,636,528
Total Long-Term Investments — 99.8%
(Cost: $339,165,109) ............................. 337,648,210

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(f)
............ 21,151,705 $ 21,164,396
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 483,613 483,613
Total Short-Term Securities — 6.4%
(Cost: $21,644,327) .............................. 21,648,009
Total Investments — 106.2%
(Cost: $360,809,436 ) ............................. 359,296,219
Liabilities in Excess of Other Assets — (6.2)% ............ (21,127,094)
Net Assets — 100.0% ..............................
$ 338,169,125
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 15,948,237 $ 5,210,258
(a)
$ — $ 2,436 $ 3,465 $ 21,164,396 21,151,705 $ 36,926
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 350,000 133,613
(a)
— — — 483,613 483,613 6,775 —
$ 2,436 $ 3,465 $ 21,648,009 $ 43,701 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ........................................... 1 03/17/23 $ 138 $ 7,658
NASDAQ 100 E-Mini Index ................................................... 1 03/17/23 243 18,533
$ 26,191

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 26,191 $ — $ — $ — $ 26,191
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (62,049) $ — $ — $ — $ (62,049)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,323) $ — $ — $ — $ (1,323)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 304,793
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 337,648,210 $ — $ — $ 337,648,210
Short-Term Securities
Money Market Funds ...................................... 21,648,009 — — 21,648,009
$ 359,296,219 $ — $ — $ 359,296,219
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 26,191 $ — $ — $ 26,191
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

January 31, 2023

Financial Statements
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares MSCI
USA Small-Cap
Multifactor ETF
iShares U.S.
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 826,028,369 $ 1,023,863,982 $ 1,294,857,525 $ 337,648,210
Investments, at value — affiliated
(c)
............................................ 32,175,168 57,415,721 26,381,318 21,648,009
Cash   ............................................................... — 28,736 — —
Cash pledged:
Futures contracts ...................................................... 78,000 159,000 125,000 29,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 55,155 22,235 22,890 11,734
Swaps   ............................................................ — 32,374 — —
Capital shares sold ..................................................... 106,658 — 32,116 —
Dividends — unaffiliated ................................................. 428,862 238,054 1,170,256 80,514
Dividends — affiliated ................................................... 12,012 21,217 10,077 1,437
Variation margin on futures contracts ......................................... 28,075 60,772 35,344 5,625
Unrealized appreciation on: – – – –
OTC swaps .......................................................... — 143,766 — —
Total assets ...........................................................
858,912,299 1,081,985,857 1,322,634,526 359,424,529
LIABILITIES
Collateral on securities loaned ............................................... 30,424,571 53,446,529 19,098,256 21,170,167
Payables: – – – –
Investments purchased .................................................. 8,647,761 — 2,619,397 —
Capital shares redeemed ................................................. — — — 3,613
Investment advisory fees ................................................. 135,291 127,601 82,675 81,624
Total liabilities ..........................................................
39,207,623 53,574,130 21,800,328 21,255,404
NET ASSETS ..........................................................
$ 819,704,676 $ 1,028,411,727 $ 1,300,834,198 $ 338,169,125
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 858,940,790 $ 931,178,734 $ 1,337,657,123 $ 353,850,776
Accumulated earnings (loss) ................................................ (39,236,114) 97,232,993 (36,822,925) (15,681,651)
NET ASSETS ..........................................................
$ 819,704,676 $ 1,028,411,727 $ 1,300,834,198 $ 338,169,125
NET ASSET VALUE
Shares outstanding ......................................................
22,700,000 18,900,000 31,350,000 11,000,000
Net asset value .........................................................
$ 36.11 $ 54.41 $ 41.49 $ 30.74
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 759,425,264 $ 899,104,375 $ 1,252,351,584 $ 339,165,109
(b)
  Securities loaned, at value ................................................ $ 30,254,205 $ 53,456,283 $ 19,063,132 $ 21,063,509
(c)
  Investments, at cost — affiliated ............................................ $ 32,154,072 $ 57,372,381 $ 25,988,371 $ 21,644,327

Statements of Operations
(unaudited)
Six Months Ended January 31, 2023
2023
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares MSCI
USA Small-Cap
Multifactor ETF
iShares U.S.
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 9,020,875 $ 7,941,809 $ 10,759,350 $ 1,520,803
Dividends — affiliated ................................................... 34,628 126,695 79,946 6,775
Securities lending income — affiliated — net ................................... 495,401 120,681 122,724 36,926
Foreign taxes withheld .................................................. — (2,613) (5,364) —
Total investment income ...................................................
9,550,904 8,186,572 10,956,656 1,564,504
EXPENSES
Investment advisory .................................................... 770,794 1,280,446 462,636 644,552
Total expenses .........................................................
770,794 1,280,446 462,636 644,552
Less: – – – –
Investment advisory fees waived ........................................... — — — (161,138)
Total expenses after fees waived .............................................
770,794 1,280,446 462,636 483,414
Net investment income ....................................................
8,780,110 6,906,126 10,494,020 1,081,090
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,968,569 $ 55,124,827 $ 7,024,733 $ (2,003,905)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. (19,078,303) (15,140,562) (2,575,400) (7,589,945)
Investments — affiliated ............................................... 3,588 9,546 8,154 2,436
Capital gain distributions from underlying funds — affiliated ........................ 1 7 1 —
Foreign currency transactions ........................................... — — (394) —
Futures contracts .................................................... 199,325 171,073 209,050 (62,049)
In-kind redemptions — unaffiliated
(a)
....................................... 2,734,437 16,325,196 12,539,206 1,101,874
In-kind redemptions — affiliated
(a)
......................................... — — 21,845 —
Swaps   .......................................................... — 937,570 — —
(16,140,952) 2,302,830 10,202,462 (6,547,684)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 22,150,379 53,264,487 (3,396,008) 4,541,637
Investments — affiliated ............................................... 16,308 34,027 382,473 3,465
Futures contracts .................................................... (57,166) (73,053) (164,193) (1,323)
Swaps   .......................................................... — (403,463) — —
22,109,521 52,821,998 (3,177,728) 4,543,779
Net realized and unrealized gain (loss) .........................................
5,968,569 55,124,828 7,024,734 (2,003,905)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 14,748,679 $ 62,030,954 $ 17,518,754 $ (922,815)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol
Factor ETF
iShares MSCI USA Small-Cap Multifactor
ETF
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 8,780,110 $ 10,284,820 $ 6,906,126 $ 10,649,190
Net realized gain (loss) .................................................... (16,140,952) 23,374,540 2,302,830 99,969,663
Net change in unrealized appreciation (depreciation) ................................ 22,109,521 (68,944,625) 52,821,998 (161,097,998)
Net increase (decrease) in net assets resulting from operations ...........................
14,748,679 (35,285,265) 62,030,954 (50,479,145)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(7,898,244) (10,526,720) (7,899,221)
(b)
(12,443,279)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
42,686,315 (57,006,388) (16,179,116) 36,940,830
NET ASSETS
Total increase (decrease) in net assets ........................................... 49,536,750 (102,818,373) 37,952,617 (25,981,594)
Beginning of period ........................................................
770,167,926 872,986,299 990,459,110 1,016,440,704
End of period ............................................................
$ 819,704,676 $ 770,167,926 $ 1,028,411,727 $ 990,459,110
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2023
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares U.S. Equity Factor ETF
iShares U.S. Tech Breakthrough
Multisector ETF
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 10,494,020 $ 17,799,946 $ 1,081,090 $ 1,624,016
Net realized gain (loss) .................................................... 10,202,462 148,688,630 (6,547,684) 11,961,329
Net change in unrealized appreciation (depreciation) ................................ (3,177,728) (204,723,793) 4,543,779 (119,299,251)
Net increase (decrease) in net assets resulting from operations ...........................
17,518,754 (38,235,217) (922,815) (105,713,906)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(10,832,360) (16,912,315) (1,027,582) (1,652,218)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
122,172,199 131,646,806 (5,599,596) 20,767,865
NET ASSETS
Total increase (decrease) in net assets ........................................... 128,858,593 76,499,274 (7,549,993) (86,598,259)
Beginning of period ........................................................
1,171,975,605 1,095,476,331 345,719,118 432,317,377
End of period ............................................................
$ 1,300,834,198 $ 1,171,975,605 $ 338,169,125 $ 345,719,118
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares MSCI USA Small-Cap Min Vol Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ................
$ 35.91  $ 37.96  $ 29.91  $ 34.10  $ 31.53  $ 27.82
Net investment income
(a)
........................
0.40  0.47  0.40  0.54  0.60  0.52
Net realized and unrealized gain (loss)
(b)
..............
0.16  (2.04) 8.09  (4.17) 2.48  3.66
Net increase (decrease) from investment operations ....... 0.56  (1.57) 8.49  (3.63) 3.08  4.18
Distributions from net investment income
(c)
.............. (0.36) (0.48) (0.44) (0.56) (0.51) (0.47)
Net asset value, end of period ..................... $ 36.11  $ 35.91  $ 37.96  $ 29.91  $ 34.10  $ 31.53
Total Return
(d)
1.65% — — — — —
Based on net asset value ......................... 1.65%
(e)
(4.17)% 28.66% (10.73)% 9.91% 15.19%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.20%
(g)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................
2.28%
(g)
1.27% 1.16% 1.72% 1.85% 1.76%
Supplemental Data
Net assets, end of period (000) ..................... $ 819,705  $ 770,168  $ 872,986  $ 829,866  $ 211,435  $ 39,418
Portfolio turnover rate
(h)
........................... 29% 51% 50% 43% 48% 47%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders

iShares MSCI USA Small-Cap Multifactor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ................
$ 51.72  $ 54.65  $ 37.38  $ 40.96  $ 42.97  $ 36.56
Net investment income
(a)
........................
0.36  0.56  0.42  0.49  0.53  0.43
Net realized and unrealized gain (loss)
(b)
..............
2.74  (2.84) 17.43  (3.53) (2.04) 6.38
Net increase (decrease) from investment operations ....... 3.10  (2.28) 17.85  (3.04) (1.51) 6.81
Distributions from net investment income
(c)
.............. (0.41)
(d)
(0.65) (0.58) (0.54) (0.50) (0.40)
Net asset value, end of period ..................... $ 54.41  $ 51.72  $ 54.65  $ 37.38  $ 40.96  $ 42.97
Total Return
(e)
6.11% (4.23)% 48.13% (7.39)% (3.45)% 18.73%
Based on net asset value ......................... 6.11%
(f)
(4.23)% 48.13% (7.39)% (3.45)% 18.73%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.26%
(h)
0.30% 0.30% 0.30% 0.30% 0.30%
Total expenses after fees waived ....................
0.26%
(h)
0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ...........................
1.41%
(h)
1.04% 0.87% 1.31% 1.31% 1.07%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,028,412  $ 990,459  $ 1,016,441  $ 540,110  $ 258,075  $ 161,132
Portfolio turnover rate
(i)
........................... 21% 46% 46% 48% 45% 46%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Equity Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .................
$ 41.49  $ 43.64  $ 32.57  $ 32.13  $ 33.01  $ 29.24
Net investment income
(a)
.........................
0.36  0.65  0.46  0.57  0.58  0.55
Net realized and unrealized gain (loss)
(b)
...............
0.02  (2.19) 11.03  0.50  (0.55) 3.76
Net increase (decrease) from investment operations ........ 0.38  (1.54) 11.49  1.07  0.03  4.31
Distributions from net investment income
(c)
............... (0.38) (0.61) (0.42) (0.63) (0.91) (0.54)
Net asset value, end of period ...................... $ 41.49  $ 41.49  $ 43.64  $ 32.57  $ 32.13  $ 33.01
Total Return
(d)
1.00% — — — — —
Based on net asset value .......................... 1.00%
(e)
(3.58)% 35.53% 3.50% 0.38% 14.87%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.08%
(g)
0.16% 0.20% 0.20% 0.20% 0.20%
Total expenses after fees waived .....................
0.08%
(g)
0.16% 0.20% 0.20% 0.20% 0.20%
Net investment income ............................
1.81%
(g)
1.50% 1.20% 1.79% 1.84% 1.73%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,300,834  $ 1,171,976  $ 1,095,476  $ 832,254  $ 1,049,184  $ 1,117,224
Portfolio turnover rate
(h)
............................ 11% 95% 43% 42% 45% 46%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders

iShares U.S. Tech Breakthrough Multisector ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Period from
01/08/20
(a)
to 07/31/20
Net asset value, beginning of period ............................................
$ 30.87  $ 41.17  $ 30.72  $ 25.21
Net investment income
(b)
....................................................
0.10  0.15  0.15  0.07
Net realized and unrealized gain (loss)
(c)
..........................................
(0.14) (10.29) 10.48  5.60
Net increase (decrease) from investment operations ................................... (0.04) (10.14) 10.63  5.67
Distributions
(d)
– – – –
From net investment income .................................................
(0.09) (0.16) (0.15) (0.16)
From net realized gain ......................................................
—  —  (0.03) —
Total distributions .......................................................... (0.09) (0.16) (0.18) (0.16)
Net asset value, end of period ................................................. $ 30.74  $ 30.87  $ 41.17  $ 30.72
Total Return
(e)
(0.08)% — — —
Based on net asset value ..................................................... (0.08)%
(f)
(24.71)% 34.72% 22.73%
(f)
Ratios to Average Net Assets
(g)
Total expenses ............................................................
0.40%
(h)
0.40% 0.40% 0.40%
(h)
Total expenses after fees waived ................................................
0.30%
(h)
0.30% 0.30% 0.30%
(h)
Net investment income .......................................................
0.67%
(h)
0.41% 0.43% 0.43%
(h)
Supplemental Data
Net assets, end of period (000) ................................................. $ 338,169  $ 345,719  $ 432,317  $ 344,073
Portfolio turnover rate
( i )
....................................................... 15% 10% 11% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  January 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
MSCI USA Small-Cap Multifactor .......................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Non-diversified

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
MSCI USA Small-Cap Min Vol Factor
Barclays Bank PLC ..................................... $ 483,500 $ (483,500) $ – $ –
BMO Capital Markets Corp. ............................... 8,634 (8,634) – –
BNP Paribas SA ....................................... 199,337 (199,337) – –
Citigroup Global Markets, Inc. .............................. 3,147,944 (3,147,944) – –
HSBC Bank PLC ...................................... 2,375,097 (2,375,097) – –
J.P. Morgan Securities LLC ............................... 10,327,750 (10,327,750) – –
Jefferies LLC ......................................... 29,787 (29,666) – 121
Morgan Stanley ....................................... 3,912,902 (3,880,072) – 32,830
Pershing LLC ......................................... 194,310 (194,310) – –
Scotia Capital (USA), Inc. ................................ 104,500 (104,500) – –
State Street Bank & Trust Co. .............................. 393,448 (393,040) – 408
Toronto-Dominion Bank .................................. 3,908,228 (3,837,179) – 71,049
UBS AG ............................................ 2,884,371 (2,884,371) – –
UBS Securities LLC .................................... 1,651,978 (1,651,978) – –
Wells Fargo Bank N.A. .................................. 516,516 (515,066) – 1,450
Wells Fargo Securities LLC ............................... 115,903 (115,903) – –
$ 30,254,205 $ (30,148,347) $ – $ 105,858
MSCI USA Small-Cap Multifactor
Barclays Bank PLC ..................................... $ 3,406,014 $ (3,379,391) $ – $ 26,623
BMO Capital Markets Corp. ............................... 2,102 (2,025) – 77
BNP Paribas SA ....................................... 5,840,513 (5,825,825) – 14,688
BofA Securities, Inc. .................................... 2,934,250 (2,821,231) – 113,019
Citadel Clearing LLC .................................... 2,955,753 (2,955,753) – –
Citigroup Global Markets, Inc. .............................. 847,593 (847,593) – –
Credit Suisse Securities (USA) LLC .......................... 321,776 (319,583) – 2,193
Goldman Sachs & Co. LLC ............................... 14,687,716 (14,687,716) – –
HSBC Bank PLC ...................................... 451,087 (444,772) – 6,315
J.P. Morgan Securities LLC ............................... 11,330,442 (11,330,442) – –
Jefferies LLC ......................................... 1,722,853 (1,722,853) – –
National Financial Services LLC ............................ 913,339 (910,289) – 3,050
Natixis SA ........................................... 23,730 (22,755) – 975
Scotia Capital (USA), Inc. ................................ 518,751 (518,751) – –
State Street Bank & Trust Co. .............................. 5,286,232 (5,286,232) – –
UBS AG ............................................ 394,141 (388,826) – 5,315
UBS Securities LLC .................................... 1,485,968 (1,485,058) – 910
Virtu Americas LLC ..................................... 45,698 (45,640) – 58
Wells Fargo Bank N.A. .................................. 255,332 (255,162) – 170
Wells Fargo Securities LLC ............................... 32,993 (32,993) – –
$ 53,456,283 $ (53,282,890) $ – $ 173,393
U.S. Equity Factor
Barclays Bank PLC ..................................... $ 544,127 $ (544,127) $ – $ –
BNP Paribas SA ....................................... 3,474 (3,474) – –
BofA Securities, Inc. .................................... 34,422 (34,422) – –
Citigroup Global Markets, Inc. .............................. 879,240 (879,240) – –
J.P. Morgan Securities LLC ............................... 5,799,182 (5,799,182) – –
Jefferies LLC ......................................... 248,877 (248,877) – –

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the MSCI USA Small-Cap Multifactor to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
U.S. Equity Factor (continued)
National Financial Services LLC ............................ 26,634 (26,634) – –
Scotia Capital (USA), Inc. ................................ 892,497 (863,892) – 28,605
Toronto-Dominion Bank .................................. 9,910,456 (9,863,613) – 46,843
UBS Securities LLC .................................... 698,174 (698,174) – –
Wells Fargo Securities LLC ............................... 26,049 (26,049) – –
$ 19,063,132 $ (18,987,684) $ – $ 75,448
U.S. Tech Breakthrough Multisector
Barclays Bank PLC ..................................... $ 43,201 $ (43,201) $ – $ –
Barclays Capital, Inc. ................................... 206,611 (205,475) – 1,136
BNP Paribas SA ....................................... 148,237 (148,237) – –
BofA Securities, Inc. .................................... 105,946 (105,946) – –
Citigroup Global Markets, Inc. .............................. 149,790 (149,790) – –
J.P. Morgan Securities LLC ............................... 1,941,160 (1,941,160) – –
Jefferies LLC ......................................... 350,494 (350,494) – –
Morgan Stanley ....................................... 1,761,040 (1,761,040) – –
State Street Bank & Trust Co. .............................. 58,365 (58,365) – –
Toronto-Dominion Bank .................................. 16,298,665 (16,298,665) – –
$ 21,063,509 $ (21,062,373) $ – $ 1,136
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Effective December 16, 2022, for its investment advisory services to the iShares MSCI USA Small-Cap Multifactor ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 16, 2022, BFA was entitled to an annual investment advisory fee of 0.30%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers : BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares U.S. Tech Breakthrough Multisector ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0.20%
MSCI USA Small-Cap Multifactor ....................................................................................... 0.15
U.S. Equity Factor ................................................................................................. 0.08
U.S. Tech Breakthrough Multisector ..................................................................................... 0.40

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

total annual operating expenses after fee waiver to 0.30%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2023. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
U.S. Tech Breakthrough Multisector ........................................................................................ $ 161,138
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 122,185
MSCI USA Small-Cap Multifactor .............................................................................................. 37,734
U.S. Equity Factor ........................................................................................................ 31,453
U.S. Tech Breakthrough Multisector ............................................................................................ 9,981
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 12,986,883 $ 29,484,921 $ 1,618,422
MSCI USA Small-Cap Multifactor ........................................................... 12,391,985 49,999,173 728,027
U.S. Equity Factor ..................................................................... 35,113,961 30,774,578 (3,510,313)
U.S. Tech Breakthrough Multisector ......................................................... 22,971,174 23,362,029 (1,778,443)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
7. Purchases and Sales
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 230,868,593 $ 219,875,821
MSCI USA Small-Cap Multifactor ........................................................................... 211,153,682 207,443,069
U.S. Equity Factor ..................................................................................... 123,948,905 122,346,012
U.S. Tech Breakthrough Multisector ......................................................................... 47,104,415 47,290,127
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 53,966,135 $ 13,300,238
MSCI USA Small-Cap Multifactor ........................................................................... 41,843,501 57,185,735
U.S. Equity Factor ..................................................................................... 212,432,694 90,937,849
U.S. Tech Breakthrough Multisector ......................................................................... — 5,586,289
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor .......................................................................................... $ 86,817,352
MSCI USA Small-Cap Multifactor ............................................................................................. 27,718,924
U.S. Equity Factor ....................................................................................................... 90,858,028
U.S. Tech Breakthrough Multisector ........................................................................................... 7,591,811
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 795,306,047 $ 93,857,189 $ (30,910,890) $ 62,946,299
MSCI USA Small-Cap Multifactor ....................................... 958,717,055 181,709,987 (58,914,567) 122,795,420
U.S. Equity Factor ................................................. 1,278,968,521 96,882,439 (54,527,357) 42,355,082
U.S. Tech Breakthrough Multisector ..................................... 360,923,812 42,513,256 (44,114,658) (1,601,402)

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold 1,650,000 $ 56,670,998 3,800,000 $ 142,110,395
Shares redeemed (400,000) (13,984,683) (5,350,000) (199,116,783)
1,250,000 $ 42,686,315 (1,550,000) $ (57,006,388)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management's evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
On December 12, 2022, the Board approved a proposal to change MSCI USA Small-Cap Multifactor's index to STOXX U.S. Small-Cap Equity Factor Index and change the name of the Fund to iShares U.S. Small-Cap Equity Factor ETF. These changes became effective on March 1, 2023.
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Multifactor
Shares sold 900,000 $ 43,765,698 5,650,000 $ 308,921,820
Shares redeemed (1,150,000) (59,944,814) (5,100,000) (271,980,990)
(250,000) $ (16,179,116) 550,000 $ 36,940,830
U.S. Equity Factor
Shares sold 5,450,000 $ 213,555,069 15,650,000 $ 661,128,396
Shares redeemed (2,350,000) (91,382,870) (12,500,000) (529,481,590)
3,100,000 $ 122,172,199 3,150,000 $ 131,646,806
U.S. Tech Breakthrough Multisector
Shares sold — $ — 2,150,000 $ 74,576,481
Shares redeemed (200,000) (5,599,596) (1,450,000) (53,808,616)
(200,000) $ (5,599,596) 700,000 $ 20,767,865

Statement Regarding Liquidity Risk Management Program
2023
iShares Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Small-Cap Multifactor ETF, iShares U.S. Equity
Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2023
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Small-Cap Min Vol Factor ........ $ 0.359266 $ — $ — $ 0.359266 100% —% —% 100%
MSCI USA Small-Cap Multifactor
(a)
.......... 0.400255 — 0.006355 0.406610 98 — 2 100
U.S. Tech Breakthrough Multisector ......... 0.092112 — — 0.092112 100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information
2023
iShares Semi-Annual Report to Shareholders

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-SAR-720-0123
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	March 31, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 31, 2023